UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2021

Item 1. Reports to Stockholders

Annual report

US equity mutual fund

Delaware Small Cap Core Fund

November 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment, (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of November 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Small Cap Core Fund	December 7, 2021 (Unaudited)

Performance preview (for the year ended November 30, 2021)

Delaware Small Cap Core Fund (Institutional Class shares)	1-year return	+26.80%
Delaware Small Cap Core Fund (Class A shares)	1-year return	+26.50%
Russell 2000® Index (benchmark)	1-year return	+22.03%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Small Cap Core Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks long-term capital appreciation.

Market review

Small-cap stocks performed favorably during the Fund’s fiscal year ended November 30, 2021, as quality factors and cyclical sectors were in favor. The Fund’s benchmark, the Russell 2000 Index, started the period with a strong, positive return in December 2020, the same month the US Food and Drug Administration (FDA) authorized the emergency use of two COVID-19 vaccines. In response to the economic effects of the COVID-19 pandemic, the US government took significant monetary and fiscal policy action to support and strengthen the economy and to achieve its policy goals for inflation and employment. The Fed was relatively successful as the unemployment rate declined to 4.2% in November 2021, the lowest reading since before the pandemic began. During the period, supply and demand imbalances related to the pandemic and the reopening of the economy contributed to elevated levels of inflation, which was one of the most discussed topics during the fiscal year. After a negative 2020 gross domestic product (GDP) growth rate for the US, the FactSet economic consensus estimate for the 2021 GDP growth rate

In our opinion, Delaware Small Cap Core Fund benefited from:

●	the economy’s recovery from the pandemic-induced recession
●	strong stock selection overall and the healthcare sector in particular
●	rising oil prices that provided a boost to the energy sector
●	renewed strength in the capital goods sector.

Portfolio management review
Delaware Small Cap Core Fund

was 5.6% (as of December 2021). If achieved, 2021 will be the strongest year in more than 30 years.

During the fiscal year, small-cap stocks underperformed mid-cap and large-cap stocks, as the Russell 2000 Index gained 22.03%. The Russell Midcap® Index gained 23.29%, and the large-cap Russell 1000® Index gained 26.67%. The smallest US companies posted the strongest returns for the fiscal year, with the Russell Microcap® Index gaining 27.88%. Small-cap value stocks outperformed small-cap growth stocks, with the Russell 2000® Value Index gaining 33.01% while the Russell 2000® Growth Index appreciated 11.95%.

Sector-level performance within the Russell 2000 Index was strong during the fiscal year, with 15 of 16 sectors advancing; only the healthcare sector declined. The strongest-performing sector in the benchmark was energy, which advanced more than 100% as the demand environment improved and the price per barrel for West Texas Intermediate (WTI) crude oil increased by more than 25% during the fiscal year. Companies in the consumer discretionary and media sectors advanced more than 50%, on average, during the fiscal year. The weakest positive returning sectors in the benchmark over the fiscal year were utilities, consumer staples, and technology.

Source: Bloomberg.

Within the Fund

For the fiscal year ended November 30, 2021, Delaware Small Cap Core Fund outperformed its benchmark, the Russell 2000 Index. The Fund’s Institutional Class shares gained 26.80%. The Fund’s Class A shares rose 26.50% at net asset value (NAV) and 19.24% at maximum offer price (both figures reflect all distributions reinvested). For the same period, the Fund’s benchmark gained 22.03%. For complete annualized performance of Delaware Small Cap Core Fund, please see the table on page 5.

Stock selection drove the Fund’s relative outperformance for the fiscal year. In the healthcare sector, stock selection was the largest contributor as the Fund’s holdings advanced, while the sector’s return in the benchmark was negative for the fiscal year. Strong stock selection contributed in the capital goods and technology sectors of the Fund as well. On a relative basis, stock selection detracted from performance in the consumer services, basic materials, and finance sectors.

The Fund’s holdings in the capital goods sector outperformed during the fiscal year. Among the leading contributors were shares of MYR Group Inc., a holding company of leading specialty contractors serving the electric utility infrastructure and commercial and industrial construction markets throughout the US. MYR Group operates two core business segments: transmission and distribution and commercial and industrial. MYR Group outperformed as the company’s revenues and earnings reached record levels. Additionally, in the company’s most recent earnings release, management noted that its backlog was strong in both business segments. We maintained the Fund’s position in MYR Group as its financial position is strong, and we believe the company is well positioned to meet the continued demand for improvements to the US power grid and replacement of aging infrastructure.

PDC Energy Inc., an independent exploration and production (E&P) company that acquires, explores, and develops properties to produce crude oil, natural gas, and natural gas liquids (NGLs), with operations in the Wattenberg field in Colorado and Delaware Basin in West Texas, contributed to the Fund’s performance during the fiscal year. PDC Energy beat consensus earnings estimates for multiple quarters during the fiscal year. PDC Energy’s management is focused on allocating free cash flow to shareholders. We maintained the Fund’s position in PDC Energy as the company reduced debt levels, repurchased its stock, and initiated a quarterly dividend during the fiscal year, all of which are shareholder friendly and aimed at creating sustainable value, in our view.

Stock selection in the healthcare sector contributed to performance as the Fund’s positions in the specialty pharmaceuticals, medical products, and life sciences industries outperformed, while the Fund’s holdings in the biotechnology industry underperformed. Ligand Pharmaceuticals Inc. is a specialty pharmaceuticals company focused on developing or acquiring technologies that help pharmaceutical companies deliver medicines. During the Fund’s fiscal year, shares of Ligand outperformed as the company delivered multiple quarters of better-than-consensus financial results. Ligand has a portfolio of royalty-generating assets through established partnerships with many of the world’s leading pharmaceutical companies. Ligand grew its core royalties during the Fund’s fiscal year, received new product approvals, and entered new markets that management anticipates will generate future royalty revenue growth. We maintained the Fund’s position in Ligand as management continues to expand the company’s portfolio, which we believe optimizes value.

Among the Fund’s biotechnology companies that underperformed during the fiscal year were Amicus Therapeutics Inc. and Ultragenyx Pharmaceutical Inc. Amicus is focused on discovering, developing, and delivering novel high-quality medicines for people living with rare metabolic diseases. In February, Amicus announced topline results for its Phase 3 PROPEL pivotal trial for the treatment of Pompe disease, which can be debilitating and is characterized by severe muscle weakness that worsens over time. The trial did not achieve superiority on its primary endpoint, and the shares sold off. We felt the reaction was overdone given Amicus has an approved, revenue-generating therapy and a strong balance sheet. We added to the Fund’s position in Amicus during the fiscal year and continue to hold it in the Fund.

Ultragenyx Pharmaceutical is a biopharmaceutical company that identifies, acquires, develops, and commercializes novel products for the treatment of rare and ultra-rare genetic diseases. Ultragenyx detracted from performance during the Fund’s fiscal year when investor sentiment weakened following the announcement of a clinical hold on a study the company is conducting in the US, Canada, and the UK. This applied only to the US as the company continued trials in the UK and Canada. The FDA clinical hold was related to dosing protocol. Ultragenyx worked with the FDA during the fiscal year and received approval to resume the study in September. We trimmed the Fund’s position in Ultragenyx during the fiscal year and continue to hold it in the Fund. In our opinion, Ultragenyx has a healthy cash position and multiple FDA-approved revenue-generating therapies.

Q2 Holdings Inc. is a cloud-based virtual software-solutions provider of digital banking and lending applications to banks, credit unions, and alternative finance and fintech companies. During the Fund’s fiscal year, the 10-year Treasury yield rose, negatively affecting the performance of higher valuation software companies including Q2 Holdings. Most of Q2’s share-price decline occurred in February and March of 2021, when bond yields peaked. On the positive side, Q2 Holdings experienced strong sales performance over the fiscal year and signed many new clients. We maintained the Fund’s position in Q2 as the stock’s valuation is attractive to us, given the lower share price and increased revenues.

With respect to sector positioning, the Fund ended the fiscal year with its largest relative overweight positions in the basic materials, capital goods, consumer discretionary, consumer

Portfolio management review
Delaware Small Cap Core Fund

services, and finance sectors. The largest sector underweights were in media, energy, real estate investment trusts (REITs), consumer staples, and communications services. On balance, we believe the market volatility and macroeconomic environment favors active managers that can apply thorough company-level analysis when making investment decisions. We continue to maintain our strategy of investing in companies that we believe have strong balance sheets and cash flow, sustainable competitive advantages, and high-quality management teams with the potential to deliver value to shareholders. We appreciate your confidence and look forward to serving your investment needs in the next fiscal year.

Performance summary
Delaware Small Cap Core Fund	November 30, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through November 30, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. December 29, 1998)
Excluding sales charge	+26.50%	+11.76%	+13.68%	+10.99%
Including sales charge	+19.24%	+10.44%	+13.01%	+10.70%
Class C (Est. August 1, 2005)
Excluding sales charge	+25.54%	+10.93%	+12.83%	+8.25%
Including sales charge	+24.54%	+10.93%	+12.83%	+8.25%
Class R (Est. August 1, 2005)
Excluding sales charge	+26.19%	+11.49%	+13.39%	+8.80%
Including sales charge	+26.19%	+11.49%	+13.39%	+8.80%
Institutional Class (Est. December 29, 1998)
Excluding sales charge	+26.80%	+12.04%	+13.97%	+11.19%
Including sales charge	+26.80%	+12.04%	+13.97%	+11.19%
Class R6 (Est. May 2, 2016)
Excluding sales charge	+26.97%*	+12.19%	—	+14.33%
Including sales charge	+26.97%	+12.19%	—	+14.33%
Russell 2000 Index	+22.03%	+12.14%	+13.06%	+8.90%**

*	Total returns for the report period presented in the table differs from the return in “Financial highlights.” The total returns presented in the above table are calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total returns presented in “Financial highlights” are calculated in the same manner, but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.
**	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to

Performance summary
Delaware Small Cap Core Fund

certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

International investments entail risks including fluctuation in currency values, differences in accounting principles, or economic or political instability. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility, lower trading volume, and higher risk of market closures. In many emerging markets, there is substantially less publicly available information and the available information may be incomplete or misleading. Legal claims are generally more difficult to pursue.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class R	Class	Class R6
Total annual operating expenses
(without fee waivers)	1.10%	1.85%	1.35%	0.85%	0.71%
Net expenses (including fee
waivers, if any)	1.10%	1.85%	1.35%	0.85%	0.71%

Type of waiver	n/a	n/a	n/a	n/a	n/a

Performance of a $10,000 investment1

Average annual total returns from November 30, 2011 through November 30, 2021

For period beginning November 30, 2011 through November 30, 2021	Starting value	Ending value
Delaware Small Cap Core Fund — Institutional Class shares	$10,000	$36,962
Russell 2000 Index	$10,000	$34,120
Delaware Small Cap Core Fund — Class A shares	$9,425	$33,980

[1]	The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on November 30, 2011, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.
The graph also assumes $10,000 invested in the Russell 2000 Index as of November 30, 2011. The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe.
The Russell 1000 Index, mentioned on page 2, measures the performance of the large-cap segment of the US equity universe.

The Russell 2000 Growth Index, mentioned on page 2, measures the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index, mentioned on page 2, measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Microcap Index, mentioned on page 2, measures almost 1,550 small-cap and micro-cap stocks, including the smallest 1,000 companies in the Russell 2000 Index, plus 1,000 smaller US-based listed stocks.

Performance summary
Delaware Small Cap Core Fund

The Russell Midcap Index, mentioned on page 2, measures the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Gross domestic product is a measure of all goods and services produced by a nation in a year. It is a measure of economic activity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DCCAX	24610B883
Class C	DCCCX	24610B867
Class R	DCCRX	24610B834
Institutional Class	DCCIX	24610B859
Class R6	DCZRX	24610B826

Disclosure of Fund expenses
For the six-month period from June 1, 2021 to November 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2021 to November 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from June 1, 2021 to November 30, 2021 (Unaudited)

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/21	11/30/21	Expense Ratio	6/1/21 to 11/30/21*
Actual Fund return†
Class A	$1,000.00	$1,001.60	1.06%	$5.32
Class C	1,000.00	998.10	1.81%	9.07
Class R	1,000.00	1,000.70	1.31%	6.57
Institutional Class	1,000.00	1,002.80	0.81%	4.07
Class R6	1,000.00	1,003.50	0.69%	3.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.75	1.06%	$5.37
Class C	1,000.00	1,015.99	1.81%	9.15
Class R	1,000.00	1,018.50	1.31%	6.63
Institutional Class	1,000.00	1,021.01	0.81%	4.10
Class R6	1,000.00	1,021.61	0.69%	3.50

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings
Delaware Small Cap Core Fund	As of November 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.63%
Basic Materials	6.62%
Business Services	4.52%
Capital Goods	11.20%
Communications Services	0.25%
Consumer Discretionary	5.79%
Consumer Services	3.53%
Consumer Staples	2.54%
Credit Cyclicals	2.76%
Energy	2.56%
Financials	15.86%
Healthcare	17.49%
Information Technology	14.92%
Media	0.74%
Real Estate Investment Trusts	5.94%
Transportation	1.55%
Utilities	2.36%
Short-Term Investments	1.20%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
WESCO International	1.48%
PDC Energy	1.43%
MYR Group	1.43%
Rapid7	1.41%
ExlService Holdings	1.41%
BJ’s Wholesale Club Holdings	1.38%
Tetra Tech	1.34%
WillScot Mobile Mini Holdings	1.29%
ASGN	1.29%
Boise Cascade	1.27%

Schedule of investments
Delaware Small Cap Core Fund	November 30, 2021

	Number of
	shares	Value (US $)
Common Stock – 98.63%
Basic Materials – 6.62%
Balchem	154,715	$24,444,970
Boise Cascade	1,479,391	95,908,919
Coeur Mining †	2,990,273	16,745,529
Ferro †	775,885	16,386,691
Kaiser Aluminum	606,748	54,140,124
Minerals Technologies	1,237,140	81,242,984
Neenah	901,208	41,897,160
Quaker Chemical	213,964	48,751,697
Summit Materials Class A †	1,691,389	63,088,810
Worthington Industries	1,207,138	57,918,481
		500,525,365
Business Services – 4.52%
ABM Industries	1,177,540	52,989,300
ASGN †	800,236	97,372,716
BrightView Holdings †	2,393,911	32,557,190
Casella Waste Systems Class A †	474,795	40,253,120
US Ecology †	600,298	20,452,153
WillScot Mobile Mini Holdings †	2,567,769	97,806,321
		341,430,800
Capital Goods – 11.20%
Ameresco Class A †	806,523	72,853,223
Applied Industrial Technologies	671,335	63,803,678
Barnes Group	516,998	22,463,563
Columbus McKinnon	1,125,959	50,015,099
ESCO Technologies	298,952	24,436,336
Federal Signal	1,573,354	66,757,410
Kadant	294,782	69,114,588
KBR	1,414,791	62,250,804
MYR Group †	974,486	107,885,345
Regal Rexnord	296,036	46,803,292
Tetra Tech	547,237	101,063,729
WESCO International †	902,467	112,023,229
Zurn Water Solutions	1,336,840	46,856,242
		846,326,538
Communications Services – 0.25%
ATN International	486,822	18,601,469
		18,601,469

	Number of
	shares	Value (US $)
Common Stock (continued)
Consumer Discretionary – 5.79%
American Eagle Outfitters	3,574,280	$92,538,109
BJ’s Wholesale Club Holdings †	1,578,012	104,385,494
Children’s Place †	327,992	28,381,148
Hibbett	437,378	34,093,615
Malibu Boats Class A †	994,146	69,063,322
Sonic Automotive Class A	393,414	17,668,223
Steven Madden	1,927,789	91,473,588
		437,603,499
Consumer Services – 3.53%
Allegiant Travel †	315,781	54,699,585
Brinker International †	1,125,124	38,929,291
Chuy’s Holdings †	726,640	20,825,502
Jack in the Box	581,387	48,022,566
Texas Roadhouse	865,520	71,786,229
Wendy’s	1,589,269	32,707,156
		266,970,329
Consumer Staples – 2.54%
Helen of Troy †	222,042	53,401,101
J & J Snack Foods	423,831	57,886,838
Prestige Consumer Healthcare †	1,436,328	80,362,551
		191,650,490
Credit Cyclicals – 2.76%
Dana	2,465,235	53,002,553
KB Home	1,472,752	58,895,352
La-Z-Boy	834,487	27,863,521
Taylor Morrison Home †	2,220,664	68,973,824
		208,735,250
Energy – 2.56%
Earthstone Energy Class A †	1,051,669	10,748,057
Patterson-UTI Energy	5,068,805	35,785,763
PDC Energy	2,143,286	108,085,913
Southwestern Energy †	8,677,149	38,873,628
		193,493,361
Financials – 15.86%
American Equity Investment Life Holding	1,101,915	37,057,401
Bryn Mawr Bank	535,160	23,868,136
City Holding	466,607	36,609,985
Enterprise Financial Services	589,724	27,345,502
Essent Group	1,292,233	53,731,048

Schedule of investments
Delaware Small Cap Core Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Financials (continued)
First Bancorp	951,481	$42,283,816
First Financial Bancorp	1,870,036	43,010,828
First Foundation	908,456	23,092,952
First Interstate BancSystem Class A	1,049,003	42,799,322
Great Western Bancorp	1,005,452	33,732,915
Hamilton Lane Class A	532,785	56,352,669
Independent Bank	617,289	48,802,868
Independent Bank Group	699,296	48,552,121
Kemper	434,958	24,061,877
Lakeland Financial	147,789	10,436,859
NMI Holdings Class A †	2,030,853	39,804,719
Old National Bancorp	3,579,447	63,213,034
Pacific Premier Bancorp	1,532,344	59,378,330
RLI	290,900	29,898,702
Selective Insurance Group	745,915	56,346,419
SouthState	768,409	60,043,479
Stifel Financial	973,694	69,142,011
Umpqua Holdings	2,414,109	46,012,918
United Community Banks	1,872,188	64,159,883
Valley National Bancorp	4,003,379	53,805,414
WesBanco	1,329,132	43,263,247
WSFS Financial	1,242,288	61,766,559
		1,198,573,014
Healthcare – 17.49%
Agios Pharmaceuticals †	890,287	31,712,023
Amicus Therapeutics †	4,860,213	52,052,881
Apellis Pharmaceuticals †	1,052,102	44,272,452
AtriCure †	815,975	51,732,815
Biohaven Pharmaceutical Holding †	396,746	44,530,771
Blueprint Medicines †	850,044	81,774,233
CONMED	601,186	79,031,912
CryoLife †	1,811,037	31,131,726
Halozyme Therapeutics †	1,727,626	56,804,343
Insmed †	1,973,314	54,305,601
Inspire Medical Systems †	235,152	52,502,387
Intercept Pharmaceuticals †	459,748	7,912,263
Ligand Pharmaceuticals †	480,695	77,834,135
Merit Medical Systems †	1,187,244	74,630,158
NeoGenomics †	1,065,811	36,514,685
NuVasive †	982,890	47,237,693
Omnicell †	466,591	82,586,607

	Number of
	shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Pacific Biosciences of California †	1,277,334	$29,646,922
PTC Therapeutics †	975,070	36,233,601
Shockwave Medical †	410,924	74,064,942
Supernus Pharmaceuticals †	1,673,190	50,145,504
Tabula Rasa HealthCare †	1,111,074	12,632,911
TransMedics Group †	1,347,387	29,696,410
Travere Therapeutics †	3,205,853	91,527,103
Ultragenyx Pharmaceutical †	636,661	47,896,007
Vanda Pharmaceuticals †	2,689,772	43,574,306
		1,321,984,391
Information Technology – 14.92%
Azenta	504,579	57,067,885
Bandwidth Class A †	140,055	10,036,341
Blackline †	235,660	25,934,383
Box Class A †	1,135,554	26,583,319
Consensus Cloud Solutions †	222,294	13,924,496
ExlService Holdings †	818,967	106,359,244
Ichor Holdings †	494,258	23,670,016
II-VI †	918,053	57,405,854
MACOM Technology Solutions Holdings †	490,552	35,275,594
MaxLinear †	1,377,428	92,742,227
Mimecast †	814,760	65,995,560
NETGEAR †	780,126	20,860,569
Plantronics †	181,431	4,630,119
Q2 Holdings †	546,584	43,890,695
Rapid7 †	859,295	106,604,138
Semtech †	689,319	59,053,959
Silicon Laboratories †	324,972	63,782,254
Sprout Social Class A †	360,235	40,231,045
Upwork †	756,826	28,199,337
Varonis Systems †	1,074,023	55,645,132
WNS Holdings ADR †	858,507	72,174,684
Yelp †	1,210,831	41,507,287
Ziff Davis †	666,884	75,938,081
		1,127,512,219
Media – 0.74%
Cinemark Holdings †	1,632,335	25,333,839
Nexstar Media Group Class A	204,272	30,538,664
		55,872,503

Schedule of investments
Delaware Small Cap Core Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts – 5.94%
American Assets Trust	1,167,494	$40,161,794
Armada Hoffler Properties	2,485,421	34,671,623
DiamondRock Hospitality †	3,382,823	29,464,388
EastGroup Properties	355,372	72,389,277
Kite Realty Group Trust	2,248,201	45,233,804
Lexington Realty Trust	3,174,806	47,780,830
National Storage Affiliates Trust	886,522	54,414,720
Pebblebrook Hotel Trust	1,685,519	35,311,623
Physicians Realty Trust	3,090,118	55,096,804
RPT Realty	2,728,208	34,702,806
		449,227,669
Transportation – 1.55%
Hub Group Class A †	938,779	72,914,965
Werner Enterprises	978,541	44,141,984
		117,056,949
Utilities – 2.36%
Black Hills	604,227	38,743,035
NorthWestern	802,194	44,361,328
South Jersey Industries	2,040,308	47,947,238
Spire	796,318	47,659,633
		178,711,234
Total Common Stock (cost $5,507,701,229)		7,454,275,080

Short-Term Investments – 1.20%
Money Market Mutual Funds – 1.20%
BlackRock FedFund – Institutional Shares (seven-day effective
yield 0.03%)	22,597,310	22,597,310
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 0.01%)	22,597,310	22,597,310
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	22,597,310	22,597,310
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	22,597,310	22,597,310
Total Short-Term Investments (cost $90,389,240)		90,389,240
Total Value of Securities–99.83%
(cost $5,598,090,469)		$7,544,664,320

†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Small Cap Core Fund	November 30, 2021

Assets:
Investments, at value*	$7,544,664,320
Receivable for fund shares sold	16,866,936
Receivable for securities sold	12,471,026
Dividends and interest receivable	8,237,682
Total Assets	7,582,239,964
Liabilities:
Payable for securities purchased	10,263,186
Payable for fund shares redeemed	8,348,346
Investment management fees payable to affiliates	4,095,352
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	1,018,002
Other accrued expenses	485,057
Distribution fees payable to affiliates	205,793
Dividend disbursing and transfer agent fees and expenses payable to affiliates	55,809
Accounting and administration expenses payable to affiliates	23,847
Trustees’ fees and expenses payable	23,119
Legal fees payable to affiliates	16,605
Reports and statements to shareholders expenses payable to affiliates	7,526
Total Liabilities	24,542,642
Total Net Assets	$7,557,697,322

Net Assets Consist of:
Paid-in capital	$5,212,521,165
Total distributable earnings (loss)	2,345,176,157
Total Net Assets	$7,557,697,322

Net Asset Value

Class A:
Net assets	$312,223,047
Shares of beneficial interest outstanding, unlimited authorization, no par	10,025,279
Net asset value per share	$31.14
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$33.04

Class C:
Net assets	$132,293,797
Shares of beneficial interest outstanding, unlimited authorization, no par	4,925,091
Net asset value per share	$26.86

Class R:
Net assets	$44,366,223
Shares of beneficial interest outstanding, unlimited authorization, no par	1,486,802
Net asset value per share	$29.84

Institutional Class:
Net assets	$5,743,600,866
Shares of beneficial interest outstanding, unlimited authorization, no par	179,465,129
Net asset value per share	$32.00

Class R6:
Net assets	$1,325,213,389
Shares of beneficial interest outstanding, unlimited authorization, no par	41,329,453
Net asset value per share	$32.06
____________________
* Investments, at cost	$5,598,090,469

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Small Cap Core Fund	Year ended November 30, 2021

Investment Income:
Dividends	$71,502,207
Interest	24
71,502,231

Expenses:
Management fees	44,954,605
Distribution expenses – Class A	783,774
Distribution expenses – Class C	1,351,415
Distribution expenses – Class R	217,172
Dividend disbursing and transfer agent fees and expenses	8,249,649
Accounting and administration expenses	1,187,492
Reports and statements to shareholders expenses	598,428
Legal fees	321,721
Registration fees	285,570
Trustees’ fees and expenses	252,374
Custodian fees	207,047
Audit and tax fees	31,727
Other	139,332
58,580,306
Less expenses paid indirectly	(1,124)
Total operating expenses	58,579,182
Net Investment Income	12,923,049
Net Realized and Unrealized Gain:
Net realized gain on investments	451,165,030
Net change in unrealized appreciation (depreciation) of investments	1,093,765,440
Net Realized and Unrealized Gain	1,544,930,470
Net Increase in Net Assets Resulting from Operations	$1,557,853,519

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Small Cap Core Fund

	Year ended
	11/30/21	11/30/20
Increase in Net Assets from Operations:
Net investment income	$12,923,049	$15,772,484
Net realized gain	451,165,030	13,107,745
Net change in unrealized appreciation (depreciation)	1,093,765,440	554,772,432
Net increase in net assets resulting from operations	1,557,853,519	583,652,661

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,951,967)	(5,024,973)
Class C	(1,003,028)	(2,606,845)
Class R	(279,913)	(469,815)
Institutional Class	(43,768,600)	(78,648,543)
Class R6	(9,588,230)	(14,406,900)
	(56,591,738)	(101,157,076)
Capital Share Transactions:
Proceeds from shares sold:
Class A	89,418,275	79,375,881
Class C	21,217,790	10,128,660
Class R	9,370,000	13,420,746
Institutional Class	1,798,041,672	1,689,107,282
Class R6	408,195,943	324,093,627

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,826,558	4,847,156
Class C	992,647	2,578,578
Class R	279,822	469,671
Institutional Class	33,842,749	63,748,709
Class R6	7,093,053	10,060,122
	2,370,278,509	2,197,830,432

Statements of changes in net assets
Delaware Small Cap Core Fund

	Year ended
	11/30/21	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(111,587,205)	$(112,750,663)
Class C	(35,518,304)	(37,524,291)
Class R	(10,381,099)	(7,716,433)
Institutional Class	(1,869,954,254)	(1,398,861,403)
Class R6	(230,930,548)	(192,173,930)
	(2,258,371,410)	(1,749,026,720)
Increase in net assets derived from capital share transactions	111,907,099	448,803,712
Net Increase in Net Assets	1,613,168,880	931,299,297
Net Assets:
Beginning of year	5,944,528,442	5,013,229,145
End of year	$7,557,697,322	$5,944,528,442

See accompanying notes, which are an integral part of the financial statements.

22

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.79	$23.20	$23.91	$25.74	$22.23

(0.02)	0.02	0.03	0.05	(0.03)
6.56	1.99	1.25	0.04	3.78
6.54	2.01	1.28	0.09	3.75

—	(0.04)	(0.02)	—	—
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(0.19)	(0.42)	(1.99)	(1.92)	(0.24)

$31.14	$24.79	$23.20	$23.91	$25.74

26.50%	8.81%	7.79%	0.44%	17.02%

$312,223	$264,888	$279,872	$288,721	$324,710
1.06%	1.10%	1.10%	1.12%	1.18%
(0.06% )	0.09%	0.15%	0.19%	(0.12% )
24%	37%	34%	38%	54%

25

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$21.57	$20.35	$21.38	$23.38	$20.36

(0.21)	(0.12)	(0.11)	(0.13)	(0.19)
5.69	1.72	1.05	0.05	3.45
5.48	1.60	0.94	(0.08)	3.26

(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)

$26.86	$21.57	$20.35	$21.38	$23.38

25.54%	8.00%	6.99%	(0.31% )	16.17%

$132,294	$117,251	$139,808	$168,400	$154,837
1.81%	1.85%	1.85%	1.87%	1.93%
(0.81% )	(0.66% )	(0.60% )	(0.56% )	(0.87% )
24%	37%	34%	38%	54%

27

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$23.82	$22.33	$23.12	$25.01	$21.66

(0.09)	(0.03)	(0.02)	(0.02)	(0.08)
6.30	1.90	1.20	0.05	3.67
6.21	1.87	1.18	0.03	3.59

(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)

$29.84	$23.82	$22.33	$23.12	$25.01

26.19%	8.51%	7.55%	0.19%	16.73%

$44,366	$36,065	$27,631	$28,138	$33,112
1.31%	1.35%	1.35%	1.37%	1.43%
(0.31% )	(0.16% )	(0.10% )	(0.06% )	(0.37% )
24%	37%	34%	38%	54%

29

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

30

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$25.46	$23.81	$24.50	$26.29	$22.66

0.06	0.07	0.09	0.11	0.03
6.72	2.06	1.28	0.05	3.86
6.78	2.13	1.37	0.16	3.89

(0.05)	(0.10)	(0.09)	(0.03)	(0.02)
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(0.24)	(0.48)	(2.06)	(1.95)	(0.26)

$32.00	$25.46	$23.81	$24.50	$26.29

26.80%	9.09%	8.06%	0.69%	17.31%

$5,743,601	$4,632,204	$3,888,603	$3,451,251	$2,275,563
0.81%	0.85%	0.85%	0.87%	0.93%
0.19%	0.34%	0.40%	0.44%	0.13%
24%	37%	34%	38%	54%

31

Financial highlights
Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

32

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$25.51	$23.85	$24.54	$26.32	$22.68

0.10	0.10	0.12	0.15	0.06
6.72	2.06	1.28	0.05	3.86
6.82	2.16	1.40	0.20	3.92

(0.08)	(0.12)	(0.12)	(0.06)	(0.04)
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(0.27)	(0.50)	(2.09)	(1.98)	(0.28)

$32.06	$25.51	$23.85	$24.54	$26.32

26.92%	9.24%	8.20%	0.86%	17.45%

$1,325,213	$894,120	$677,315	$413,332	$49,594
0.69%	0.71%	0.72%	0.74%	0.79%
0.31%	0.48%	0.53%	0.57%	0.27%
24%	37%	34%	38%	54%

33

Notes to financial statements
Delaware Small Cap Core Fund	November 30, 2021

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-

34

than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2021 and for all open tax years (years ended November 30, 2018–November 30, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended November 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended November 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2021, the Fund earned $1,124 under this arrangement.

35

Notes to financial statements
Delaware Small Cap Core Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2021, the Fund was charged $252,108 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended November 30, 2021, the Fund was charged $605,823 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A shares, Class C shares, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

36

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2021, the Fund was charged $255,194 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended November 30, 2021, DDLP earned $33,677 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2021, DDLP received gross CDSC commissions of $572 and $4,793 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the year ended November 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,888,139,450
Sales	1,689,662,105

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation), which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$5,665,227,348
Aggregate unrealized appreciation of investments	$2,256,922,935
Aggregate unrealized depreciation of investments	(377,485,963)
Net unrealized appreciation of investments	$1,879,436,972

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the

37

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2021:

Level 1
Securities
Assets:
Common Stock	$7,454,275,080
Short-Term Investments	90,389,240
Total Value of Securities	$7,544,664,320

During the year ended November 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. During the year ended November 30, 2021, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2021 and 2020 were as follows:

	Year ended
	11/30/21	11/30/20
Ordinary income	$56,591,738	$28,084,772
Long-term capital gains	—	73,072,304
Total	$56,591,738	$101,157,076

5. Components of Net Assets on a Tax Basis

As of November 30, 2021, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$5,212,521,165
Undistributed ordinary income	130,167,441
Undistributed long-term capital gains	335,571,744
Unrealized appreciation (depreciation) of investments	1,879,436,972
Net assets	$7,557,697,322

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

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Notes to financial statements
Delaware Small Cap Core Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2021, the Fund had no reclassifications.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	11/30/21	11/30/20
Shares sold:
Class A	2,992,875	3,839,939
Class C	818,207	546,339
Class R	326,119	639,440
Institutional Class	57,922,579	82,994,899
Class R6	13,510,695	15,491,308

Shares issued upon reinvestment of dividends and distributions:
Class A	69,530	209,290
Class C	43,499	127,086
Class R	11,091	21,062
Institutional Class	1,256,693	2,686,419
Class R6	263,193	423,763
	77,214,481	106,979,545

Shares redeemed:
Class A	(3,720,796)	(5,427,774)
Class C	(1,372,903)	(2,107,590)
Class R	(364,335)	(384,170)
Institutional Class	(61,643,329)	(67,047,059)
Class R6	(7,501,034)	(9,259,811)
	(74,602,397)	(84,226,404)
Net increase	2,612,084	22,753,141

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on

40

the “Statements of changes in net assets.” For the years ended November 30, 2021 and 2020, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Year ended
11/30/21	13,780	28,375	1,390,669	2,829	7,614	31,985	1,390,190	$44,124,346
11/30/20	14,411	75,181	11,086	—	38,586	41,582	9,921	1,908,221

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of November 30, 2021, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial

41

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending (continued)

collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended November 30, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak

42

of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2021, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

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Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V and Shareholders of Delaware Small Cap Core Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Small Cap Core Fund (one of the funds constituting Delaware Group® Equity Funds V, referred to hereafter as the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 21, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

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Other Fund information (Unaudited)
Delaware Small Cap Core Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended November 30, 2021, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)*	100.00%
Total Distributions (Tax Basis)	100.00%
(B) Qualified Dividends[1]	100.00%
____________________

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on the Fund’s ordinary income distributions.
[1] Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*	For the fiscal year ended November 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100%. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

For the fiscal year ended November 30, 2021, certain dividends paid by the Fund, determined to be Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the year ended November 30, 2021, the Fund has reported maximum distributions of Qualified Short-Term Capital Gain of $121,002,052.

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Core Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie

45

Other Fund information (Unaudited)
Delaware Small Cap Core Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Core Fund at a meeting held August 10-12, 2021 (continued)

Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”) and Macquarie Investment Management Global Limited (“MIMGL”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

46

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

47

Other Fund information (Unaudited)
Delaware Small Cap Core Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Core Fund at a meeting held August 10-12, 2021 (continued)

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, the Fund’s net assets exceeded the final breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

48

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	150	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

49

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	150	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	150	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	150	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

50

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	150	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

51

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

H. Jeffrey Dobbs[3]	Trustee	Since December 2021	Global Sector Chairman,	150	Director, Valparaiso University
610 Market Street			Industrial Manufacturing,		(2012–Present)
Philadelphia, PA			KPMG LLP		Director, TechAccel LLC
19106-2354			(2010-2015)		(2015–Present) (Tech R&D)
May 1955					Board Member, Kansas City
Repertory Theatre
(2015–Present)
Board Member, Patients
Voices, Inc. (healthcare)
(2018–Present)
Kansas City Campus for Animal
Care (2018–Present)
Director, National Association of
Manufacturers (2010–2015)
Director, The Children’s Center
(2003–2015)
Director, Metropolitan Affairs
Coalition (2003–2015)
Director, Michigan Roundtable
for Diversity and Inclusion
(2003–2015)
Trustee, Ivy Funds Complex
(2019–2021)

52

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

John A. Fry	Trustee	Since January 2001	Drexel University	150	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College		Community Health Systems
May 1960			(July 2002–June 2010)		(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

53

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph Harroz, Jr.[3]	Trustee	Since December 2021	President (2020–Present), Interim	150	Director, OU Medicine, Inc.
610 Market Street			President (2019–2020), Vice		(2020–Present)
Philadelphia, PA			President (2010–2019) and Dean		Director and Shareholder,
19106-2354			(2010–2019), College of Law,		Valliance Bank
January 1967			University of Oklahoma;		(2007–Present)
			Managing Member, Harroz		Director, Foundation Healthcare
			Investments, LLC, (commercial		(formerly Graymark HealthCare)
			enterprises) (1998–2019);		(2008–2017)
			Managing Member, St. Clair,		Trustee, the Mewbourne Family
			LLC (commercial enterprises)		Support Organization
			(2019–Present)		(2006–Present) (non-profit)
Independent Director, LSQ
Manager, Inc. (real estate)
(2007–2016)
Director, Oklahoma Foundation
for Excellence (non-profit)
(2008–Present)
Trustee, Ivy Funds Complex
(1998–2021)

54

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Sandra A.J.	Trustee	Since December 2021	Chief Administrative Officer,	150	Director, Hall Family Foundation
Lawrence[3]			Children’s Mercy Hospitals and		(1993–Present)
610 Market Street			Clinics		Director, Westar Energy (utility)
Philadelphia, PA			(2016–2019);		(2004–2018)
19106-2354			CFO, Children’s Mercy Hospitals		Trustee, Nelson-Atkins Museum
September 1957			and Clinics		of Art (non-profit) (2021–Present)
			(2005–2016)		(2007–2020)
Director, Turn the Page KC
(non-profit) (2012–2016)
Director, Kansas Metropolitan
Business and Healthcare
Coalition (non-profit) (2017–2019)
Director, National Association of
Corporate Directors (non-profit)
National Board (2022–Present);
Regional Board (2017–2021)
Director, American Shared
Hospital Services (medical
device) (2017–2021)
Director, Evergy, Inc., Kansas
City Power & Light Company,
KCP&L Greater Missouri
Operations Company, Westar
Energy, Inc. and Kansas Gas and
Electric Company (related utility
companies) (2018–Present)

55

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Sandra A.J.	Trustee	Since December 2021	Chief Administrative Officer,	150	Director, Stowers (research)
Lawrence[3]			Children’s Mercy Hospitals and		(2018)
(continued)			Clinics		Co-Chair, Women Corporate
610 Market Street			(2016–2019);		Directors (director education)
Philadelphia, PA			CFO, Children’s Mercy Hospitals		(2018–2020)
19106-2354			and Clinics		Trustee, Ivy Funds Complex
September 1957			(2005–2016)		(2019-2021)
Director, Brixmor Property
Group Inc.
(2021–Present)
Director, Sera Prognostics Inc.
(biotechnology)
(2021–Present)
Director, Recology (resource
recovery)
(2021–Present)

56

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	150	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Audit
January 1956			Executive Advisor to Dean		and Compensation
			(August 2011–March 2012) and		Committee Member —
			Interim Dean		Callon Petroleum Company
			(January 2011–July 2011) —		(December 2019–Present)
			University of Miami School of		Director — New Senior
			Business Administration		Investment Group Inc.
			President — U.S. Trust, Bank of		(January 2021–September 2021)
			America Private Wealth		Director; Audit Committee
			Management (Private Banking)		Member — Carrizo Oil & Gas,
			(July 2007-December 2008)		Inc. (March 2018–December
2019)

57

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman — PNC Financial	150	Director — HSBC North America
610 Market Street			Services Group		Holdings Inc.
Philadelphia, PA			(2010–April 2013)		(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

58

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	150	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member —
The Merger Fund
(2013–October 2021),
The Merger Fund VL
(2013–October 2021); WCM
Alternatives: Event-Driven Fund
(2013–October 2021), and WCM
Alternatives: Credit Event Fund
(December 2017–October 2021)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

59

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	150	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	150	None[4]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	150	None[4]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

60

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	150	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3]	Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.
[4]

David F. Connor serves as Senior Vice President and Secretary, and Daniel V. Geatens serves as Senior Vice President, Treasurer, and Chief Financial Officer, for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

61

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO

Frances A. Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

62

Annual report

US equity mutual fund

Delaware Small Cap Value Fund

November 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment, (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of November 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Small Cap Value Fund	December 7, 2021 (Unaudited)

Performance preview (for the year ended November 30, 2021)

Delaware Small Cap Value Fund (Institutional Class shares)	1-year return	+36.84%
Delaware Small Cap Value Fund (Class A shares)	1-year return	+36.52%
Russell 2000® Value Index (benchmark)	1-year return	+33.01%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Small Cap Value Fund, please see the table on page 4. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 6 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks capital appreciation.

Market review

Small-cap value stocks experienced a strong run during the Fund’s fiscal year ended November 30, 2021. During the period, small-cap value companies outperformed small-cap growth companies, as investors showed a preference for higher-quality companies in cyclical and economically sensitive industries. That performance disparity was significant, as the Fund’s benchmark, the Russell 2000 Value Index, returned 33.01%, outpacing the 11.95% return of the Russell 2000® Growth Index. Small-cap value companies outperformed mid-cap value and large-cap value companies as the Russell Midcap® Value Index returned 26.34% and the Russell 1000® Value Index advanced 22.25%.

Each of the sectors in the benchmark advanced during the Fund’s fiscal year. Companies in the energy, transportation, basic industry, consumer discretionary, and financial services sectors of the benchmark were the strongest performing. The traditionally defensive utilities, consumer staples, and healthcare sectors in the benchmark also advanced during the Fund’s fiscal year but were relative laggards.

Our team’s disciplined philosophy remains unchanged. We continue to focus on bottom-up stock selection and specifically on identifying companies that, in our view, trade at attractive valuations, generate strong free cash flow, and have the ability to implement shareholder-friendly policies through share buybacks, dividend increases, and debt reduction.

1

Portfolio management review
Delaware Small Cap Value Fund

Following the approval of several COVID-19 vaccines in November 2020, we experienced positive economic effects that were favorable to our asset class. The US Federal Reserve and the federal government provided substantial amounts of monetary and fiscal policy support. The Federal Open Market Committee (FOMC) maintained its extremely accommodative monetary policy, keeping short-term rates near zero. For the 12 months ended November 30, 2021, the US Consumer Price Index (CPI) increased 6.8% and the US Producer Price Index (PPI) increased 9.6%. The real gross domestic product (GDP) growth rate improved during the period, increasing at an annual rate of 2.1% in the third quarter of 2021. The unemployment rate declined from 6.7% in November 2020 to 4.2% in November 2021. Our style gravitates toward companies that deliver free cash flow to investors. On the positive side, many of the companies we invest in resumed share repurchases and dividend payments during the fiscal year, and it is our belief that they will soon resume capital expenditures.

Within the Fund

For the fiscal year ended November 30, 2021, Delaware Small Cap Value Fund outperformed its benchmark, the Russell 2000 Value Index. The Fund’s Institutional Class shares advanced 36.84%. The Fund’s Class A shares gained 36.52% at net asset value (NAV) and 28.66% at maximum offer price. These figures reflect reinvestment of all distributions. During the same period, the Fund’s benchmark advanced 33.01%. For complete annualized performance of Delaware Small Cap Value Fund, please see the table on page 4.

Stock selection and sector positioning contributed to the Fund’s relative outperformance during the fiscal year. Stock selection and a relative overweight allocation benefited the financial services sector. The Fund’s holdings in the industrials and real estate investment trust (REIT) sectors outperformed those in the benchmark during the fiscal year. Sector positioning contributed to performance in the healthcare sector. The Fund’s holdings in the consumer discretionary, consumer staples, transportation, and energy sectors advanced during the fiscal year but lagged the stronger returns of those sectors in the benchmark and therefore detracted from the Fund’s relative performance.

Shares of regional bank East West Bancorp Inc. outperformed for the fiscal year. East West Bancorp, headquartered in California, is one of the largest independent banks, operating more than 120 locations in the US and China. The bank reported several quarters of better-than-expected earnings results during the fiscal year. We maintained the Fund’s position in East West Bancorp as of the end of the Fund’s fiscal year since its loan growth is accelerating, and its profitability is strong.

Atkore Inc. manufactures electrical raceway and mechanical products that frame and secure a range of structures. Shares of Atkore outperformed during the Fund’s fiscal year when the company achieved record earnings. Atkore benefited from its ability to increase selling prices to offset higher input costs and improve margins. During the fiscal year, Atkore refinanced its debt and repurchased its stock, further strengthening its balance sheet and demonstrating that it is committed to being diligent with its approach to capital deployment. We maintained the Fund’s position in Atkore as we continue to believe there is value here.

Louisiana-Pacific Corp. is a leader in high-performance building solutions and manufactures engineered wood building products for builders, remodelers, and homeowners. Louisiana-Pacific continues to reduce the cyclicality of its business by strategically converting capacity for oriented strand board (OSB) into higher-margin siding, which is sold

2

under the company’s LP SmartSide brand. Louisiana-Pacific exceeded its three-year transformation targets for growth and efficiency in February – the end of its 2020 fiscal year – one year ahead of schedule. We maintained the Fund’s position in Louisiana-Pacific as the company has returned free cash flow to shareholders through share repurchases and dividends, which were increased during the Fund’s fiscal year.

Altra Industrial Motion Corp. is a premier global designer and producer of a wide range of motion control and power transmission solutions. Altra made cost reductions early in 2020 when the pandemic began, allowing its share price to reach pre-pandemic levels earlier than its peers. Shares of Altra traded lower during the Fund’s fiscal year due to the impact of global supply chain disruptions, labor shortages, and the higher cost of raw materials. Altra’s book-to-bill ratio and orders backlog remained strong over the period, setting it up for potential top-line growth once the supply chain and labor issues improve. We maintained the Fund’s position in Altra. It trades at what we view as an attractive valuation relative to its peers and has used its free cash flow to pay down its debt.

Avanos Medical Inc. is a medical-device company operating two main divisions: chronic care, which includes respiratory and digestive health products, and pain management, which includes pumps and devices. Avanos Medical detracted over the Fund’s fiscal year as its financial results suffered from higher inflationary costs and continued delays and postponements of elective surgical procedures. Avanos Medical’s management team is focused on margin improvements and continues to find ways to increase productivity and lower its cost structure. We maintained the Fund’s position in Avanos because its valuation is discounted relative to its industry peers, and it has a strong balance sheet.

Kemper Corp. is a multi-line insurance company that offers property and casualty, life, and health insurance products primarily to middle- and low-income consumers. Kemper’s property and casualty business division primarily sells non-standard personal auto and low-premium commercial auto policies. Its life and health division sells term life insurance with low face amounts and supplemental health and accident policies to middle-income customers. During the Fund’s fiscal year, shares of Kemper detracted as profitability weakened due to soft pricing during the pandemic lockdowns and higher claims now that the economy is reopening. We maintained the Fund’s position in Kemper as it trades at a discount-to-book value and management, in our opinion, is taking corrective actions, including rate increases, to position the company for growth.

The Fund ended the fiscal year overweight the basic industry, technology, financial services, and industrials sectors. The Fund ended the fiscal year underweight the healthcare, REIT, utilities, and energy sectors. Sector weightings were comparable to those in the benchmark in the consumer discretionary, consumer staples, and transportation sectors at fiscal year-end.

Our team’s disciplined philosophy remains unchanged. We continue to focus on bottom-up stock selection and specifically on identifying companies that, in our view, trade at attractive valuations, generate strong free cash flow, and have the ability to implement shareholder-friendly policies through share buybacks, dividend increases, and debt reduction.

3

Performance summary
Delaware Small Cap Value Fund	November 30, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through November 30, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. June 24, 1987)
Excluding sales charge	+36.52%	+8.66%	+11.00%	+11.07%
Including sales charge	+28.66%	+7.38%	+10.35%	+10.88%
Class C (Est. November 29, 1995)
Excluding sales charge	+35.48%	+7.85%	+10.17%	+9.32%
Including sales charge	+34.48%	+7.85%	+10.17%	+9.32%
Class R (Est. June 2, 2003)
Excluding sales charge	+36.18%	+8.39%	+10.73%	+9.76%
Including sales charge	+36.18%	+8.39%	+10.73%	+9.76%
Institutional Class (Est. November 9, 1992)
Excluding sales charge	+36.84%	+8.93%	+11.28%	+10.66%
Including sales charge	+36.84%	+8.93%	+11.28%	+10.66%
Class R6 (Est. May 2, 2016)
Excluding sales charge	+37.08%	+9.12%	—	+11.61%
Including sales charge	+37.08%	+9.12%	—	+11.61%
Russell 2000 Value Index	+33.01%	+9.08%	+11.76%	+10.55%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during

4

the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.
Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.
REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class R	Class	Class R6
Total annual operating expenses
(without fee waivers)	1.14%	1.89%	1.39%	0.89%	0.72%
Net expenses (including fee
waivers, if any)	1.14%	1.89%	1.39%	0.89%	0.72%

Type of waiver	n/a	n/a	n/a	n/a	n/a

5

Performance summary
Delaware Small Cap Value Fund

Performance of a $10,000 investment1

Average annual total returns from November 30, 2011 through November 30, 2021

For period beginning November 30, 2011 through November 30, 2021	Starting value	Ending value
Russell 2000 Value Index	$10,000	$30,390
Delaware Small Cap Value Fund — Institutional Class shares	$10,000	$29,126
Delaware Small Cap Value Fund — Class A shares	$9,425	$26,768

[1]	The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on November 30, 2011, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The graph also assumes $10,000 invested in the Russell 2000 Value Index as of November 30, 2011. The Russell 2000 Value Index measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Growth Index, mentioned on page 1, measures the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index, mentioned on page 1, measures the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000 Value Index, mentioned on page 1, measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

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Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Gross domestic product is a measure of all goods and services produced by a nation in a year. It is a measure of economic activity.

Index performance returns do not reflect any management fees, transaction costs, or expenses.

Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEVLX	246097109
Class C	DEVCX	246097406
Class R	DVLRX	246097505
Institutional Class	DEVIX	246097208
Class R6	DVZRX	24610B818

7

Disclosure of Fund expenses
For the six-month period from June 1, 2021 to November 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2021 to November 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/21	11/30/21	Expense Ratio	6/1/21 to 11/30/21*
Actual Fund return†
Class A	$1,000.00	$987.60	1.12%	$5.58
Class C	1,000.00	983.90	1.87%	9.30
Class R	1,000.00	986.30	1.37%	6.82
Institutional Class	1,000.00	988.80	0.87%	4.34
Class R6	1,000.00	989.50	0.69%	3.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.12%	$5.67
Class C	1,000.00	1,015.69	1.87%	9.45
Class R	1,000.00	1,018.20	1.37%	6.93
Institutional Class	1,000.00	1,020.71	0.87%	4.41
Class R6	1,000.00	1,021.61	0.69%	3.50

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

9

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Value Fund	As of November 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock ◆	98.65%
Basic Industry	8.61%
Consumer Discretionary	11.63%
Consumer Staples	2.77%
Energy	5.62%
Financial Services*	28.08%
Healthcare	4.55%
Industrials	12.77%
Real Estate Investment Trusts	8.48%
Technology	10.86%
Transportation	2.49%
Utilities	2.79%
Short-Term Investments	1.33%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of banks, diversified financial services, insurance, and savings & loans. As of November 30, 2021, such amounts, as a percentage of total net assets were 19.98%, 2.48%, 4.84%, and 0.78%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	3.18%
Western Alliance Bancorp	2.56%
Stifel Financial	2.48%
MasTec	2.41%
Louisiana-Pacific	2.25%
Hancock Whitney	1.93%
ITT	1.86%
Devon Energy	1.85%
Webster Financial	1.85%
WESCO International	1.73%

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Schedule of investments
Delaware Small Cap Value Fund	November 30, 2021

	Number of
	shares	Value (US $)
Common Stock – 98.65%◆
Basic Industry – 8.61%
Arconic †	1,345,200	$35,943,744
Ashland Global Holdings	429,200	43,379,244
Avient	1,029,700	56,643,797
Berry Global Group †	1,605,310	110,846,656
HB Fuller	885,500	64,783,180
Huntsman	2,208,000	69,971,520
Louisiana-Pacific	2,300,800	150,357,280
Summit Materials Class A †	1,164,400	43,432,120
		575,357,541
Consumer Discretionary – 11.63%
Acushnet Holdings	763,200	41,502,816
Adient †	1,345,700	57,124,965
American Eagle Outfitters	561,200	14,529,468
Barnes Group	936,300	40,682,235
Cable One	19,580	34,696,935
Choice Hotels International	286,800	41,170,140
Cracker Barrel Old Country Store	382,000	46,611,640
Denny’s †	1,182,200	16,373,470
Group 1 Automotive	316,500	61,638,375
KB Home	1,352,000	54,066,480
Leggett & Platt	823,800	33,273,282
Meritage Homes †	615,900	69,510,474
Nexstar Media Group Class A	280,700	41,964,650
PROG Holdings	841,700	37,977,504
Steven Madden	968,925	45,975,491
Texas Roadhouse	387,550	32,143,397
UniFirst	300,100	57,514,165
Wolverine World Wide	1,632,580	50,822,216
		777,577,703
Consumer Staples – 2.77%
J & J Snack Foods	328,800	44,907,504
Performance Food Group †	1,221,522	49,239,552
Scotts Miracle-Gro	150,900	21,863,901
Spectrum Brands Holdings	692,050	69,274,205
		185,285,162
Energy – 5.62%
CNX Resources †	5,222,600	71,236,264
Delek US Holdings †	1,431,000	22,438,080
Devon Energy	2,942,902	123,778,458
Dril-Quip †	656,000	12,536,160

12

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Energy (continued)
Helix Energy Solutions Group †	3,841,600	$11,678,464
Magnolia Oil & Gas Class A	3,648,100	69,204,457
Patterson-UTI Energy	4,730,700	33,398,742
Renewable Energy Group †	652,485	31,175,733
		375,446,358
Financial Services – 28.08%
American Equity Investment Life Holding	2,365,200	79,541,676
Bank of NT Butterfield & Son	1,126,300	41,481,629
East West Bancorp	2,764,223	212,845,171
Essent Group	720,900	29,975,022
First Financial Bancorp	2,600,900	59,820,700
First Interstate BancSystem Class A	931,600	38,009,280
FNB	7,824,500	91,233,670
Great Western Bancorp	2,166,150	72,674,333
Hancock Whitney	2,703,800	129,187,564
Hanover Insurance Group	597,500	72,745,625
Kemper	642,700	35,554,164
NBT Bancorp	632,100	22,825,131
Prosperity Bancshares	710,000	50,608,800
S&T Bancorp	856,356	25,613,608
Sandy Spring Bancorp	801,400	37,609,702
Selective Insurance Group	1,147,606	86,690,157
Sterling Bancorp	2,088,900	51,825,609
Stewart Information Services	264,000	18,802,080
Stifel Financial	2,331,150	165,534,961
Synovus Financial	1,673,700	75,801,873
Umpqua Holdings	5,031,600	95,902,296
Valley National Bancorp	6,529,400	87,755,136
Webster Financial	2,290,500	123,435,045
Western Alliance Bancorp	1,556,800	170,905,504
		1,876,378,736
Healthcare – 4.55%
Avanos Medical †	1,195,521	36,068,868
Integer Holdings †	716,600	57,141,684
Integra LifeSciences
Holdings †	976,600	62,453,570
NuVasive †	483,862	23,254,408
Ortho Clinical Diagnostics Holdings †	2,338,700	44,762,718
Select Medical Holdings	1,281,800	34,416,330

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Schedule of investments
Delaware Small Cap Value Fund

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Healthcare (continued)
Service Corp. International	697,100	$46,120,136
		304,217,714
Industrials – 12.77%
Altra Industrial Motion	1,528,643	80,574,773
Atkore †	1,031,100	109,812,150
Deluxe	505,400	17,102,736
H&E Equipment Services	870,200	36,635,420
ITT	1,312,600	124,145,708
KBR	1,219,372	53,652,368
MasTec †	1,747,259	161,044,862
PAE †	2,039,200	20,228,864
Primoris Services	1,348,100	30,224,402
Regal Rexnord	330,539	52,258,216
WESCO International †	933,500	115,875,355
Zurn Water Solutions	1,482,500	51,961,625
		853,516,479
Real Estate Investment Trusts – 8.48%
Brandywine Realty Trust	4,329,337	55,631,980
Broadstone Net Lease	1,674,000	41,850,000
Independence Realty Trust	1,843,700	45,170,650
Kite Realty Group Trust	1,768,914	35,590,550
Lexington Realty Trust	4,810,900	72,404,045
Life Storage	602,600	79,627,564
National Health Investors	639,500	33,407,480
Outfront Media	3,122,000	78,018,780
RPT Realty	2,707,889	34,444,348
Spirit Realty Capital	1,385,500	61,737,880
Summit Hotel Properties †	3,199,900	28,639,105
		566,522,382
Technology – 10.86%
Cirrus Logic †	679,000	54,442,220
Concentrix	301,900	50,115,400
Diodes †	467,400	49,707,990
Flex †	4,671,010	79,874,271
NCR †	679,958	26,450,366
NetScout Systems †	1,216,506	36,373,529
ON Semiconductor †	1,852,700	113,811,361
TD SYNNEX	301,100	31,151,806
Teradyne	573,900	87,732,093
Tower Semiconductor †	2,180,200	77,353,496

14

	Number of
	shares	Value (US $)
Common Stock ◆(continued)
Technology (continued)
TTM Technologies †	3,749,402	$51,666,760
Viavi Solutions †	3,238,200	47,957,742
Vishay Intertechnology	957,000	19,494,090
		726,131,124
Transportation – 2.49%
Kirby †	723,900	37,802,058
Saia †	113,350	37,539,253
SkyWest †	625,300	24,493,001
Werner Enterprises	1,481,800	66,843,998
		166,678,310
Utilities – 2.79%
ALLETE	820,000	48,076,600
Black Hills	845,600	54,219,872
South Jersey Industries	1,632,000	38,352,000
Southwest Gas Holdings	692,400	45,566,844
		186,215,316
Total Common Stock (cost $4,168,572,100)		6,593,326,825

Short-Term Investments – 1.33%
Money Market Mutual Funds – 1.33%
BlackRock FedFund – Institutional Shares (seven-day effective
yield 0.03%)	22,243,451	22,243,451
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 0.01%)	22,243,450	22,243,450
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	22,243,451	22,243,451
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	22,243,450	22,243,450
Total Short-Term Investments (cost $88,973,802)		88,973,802
Total Value of Securities–99.98%
(cost $4,257,545,902)		$6,682,300,627

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

15

Statement of assets and liabilities
Delaware Small Cap Value Fund	November 30, 2021

Assets:
Investments, at value*	$6,682,300,627
Receivable for fund shares sold	12,186,345
Dividends and interest receivable	6,305,014
Other assets	23,221
Total Assets	6,700,815,207
Liabilities:
Payable for fund shares redeemed	9,554,116
Investment management fees payable to affiliates	3,638,670
Payable for securities purchased	1,693,481
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	1,554,235
Other accrued expenses	475,174
Distribution fees payable to affiliates	290,323
Dividend disbursing and transfer agent fees and expenses payable to affiliates	49,325
Accounting and administration expenses payable to affiliates	21,115
Trustees’ fees and expenses payable to affiliates	20,274
Legal fees payable to affiliates	14,562
Reports and statements to shareholders expenses payable to affiliates	6,691
Total Liabilities	17,317,966
Total Net Assets	$6,683,497,241

Net Assets Consist of:
Paid-in capital	$3,991,900,784
Total distributable earnings (loss)	2,691,596,457
Total Net Assets	$6,683,497,241

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Net Asset Value
Class A:
Net assets	$1,016,517,950
Shares of beneficial interest outstanding, unlimited authorization, no par	13,465,136
Net asset value per share	$75.49
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$80.10
Class C:
Net assets	$51,077,607
Shares of beneficial interest outstanding, unlimited authorization, no par	844,381
Net asset value per share	$60.49
Class R:
Net assets	$54,481,134
Shares of beneficial interest outstanding, unlimited authorization, no par	748,053
Net asset value per share	$72.83
Institutional Class:
Net assets	$3,958,855,575
Shares of beneficial interest outstanding, unlimited authorization, no par	49,293,568
Net asset value per share	$80.31
Class R6:
Net assets	$1,602,564,975
Shares of beneficial interest outstanding, unlimited authorization, no par	19,899,141
Net asset value per share	$80.53
____________________
* Investments, at cost	$4,257,545,902

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations
Delaware Small Cap Value Fund	Year ended November 30, 2021

Investment Income:
Dividends	$91,798,508
Interest	3
91,798,511

Expenses:
Management fees	38,953,876
Distribution expenses – Class A	2,019,631
Distribution expenses – Class C	506,661
Distribution expenses – Class R	270,773
Dividend disbursing and transfer agent fees and expenses	9,175,657
Accounting and administration expenses	1,029,438
Reports and statements to shareholders expenses	444,024
Legal fees	314,542
Trustees’ fees and expenses	212,230
Custodian fees	174,124
Registration fees	156,758
Audit and tax fees	37,935
Other	122,316
53,417,965
Less expenses paid indirectly	(1,375)
Total operating expenses	53,416,590
Net Investment Income	38,381,921
Net Realized and Unrealized Gain:
Net realized gain on investments	300,690,716
Net change in unrealized appreciation (depreciation) of investments	1,371,417,516
Net Realized and Unrealized Gain	1,672,108,232
Net Increase in Net Assets Resulting from Operations	$1,710,490,153

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets
Delaware Small Cap Value Fund

	Year ended
	11/30/21	11/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$38,381,921	$40,156,112
Net realized gain (loss)	300,690,716	(39,807,994)
Net change in unrealized appreciation (depreciation)	1,371,417,516	(79,578,311)
Net increase (decrease) in net assets resulting from
operations	1,710,490,153	(79,230,193)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,041,420)	(26,836,930)
Class C	(68,123)	(3,124,333)
Class R	(221,432)	(2,279,071)
Institutional Class	(28,075,733)	(124,086,181)
Class R6	(9,897,320)	(27,982,274)
	(42,304,028)	(184,308,789)

Capital Share Transactions:
Proceeds from shares sold:
Class A	248,099,098	137,462,793
Class C	14,387,495	9,629,288
Class R	18,583,571	10,625,442
Institutional Class	1,046,374,208	1,229,328,754
Class R6	748,398,598	596,941,661

Net assets from merger:[1]
Class A	263,274,700	—
Institutional Class	2,421,400	—
Class R6	268,290	—

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,975,321	26,442,390
Class C	67,426	3,058,818
Class R	221,408	2,278,860
Institutional Class	26,608,971	120,505,849
Class R6	9,612,283	26,477,062
	2,382,292,769	2,162,750,917

19

Statements of changes in net assets
Delaware Small Cap Value Fund

	Year ended
	11/30/21	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(251,060,887)	$(187,767,639)
Class C	(24,586,224)	(24,774,471)
Class R	(23,100,566)	(18,475,683)
Institutional Class	(1,325,435,282)	(1,036,049,988)
Class R6	(428,438,058)	(269,976,409)
	(2,052,621,017)	(1,537,044,190)
Increase in net assets derived from capital share transactions	329,671,752	625,706,727
Net Increase in Net Assets	1,997,857,877	362,167,745

Net Assets:
Beginning of year	4,685,639,364	4,323,471,619
End of year	$6,683,497,241	$4,685,639,364

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$55.68	$61.58	$61.81	$67.13	$58.16

0.28	0.39	0.52	0.37	0.34
19.94	(3.67)	3.63	(4.81)	8.94
20.22	(3.28)	4.15	(4.44)	9.28

(0.41)	(0.58)	(0.42)	(0.27)	(0.31)
—	(2.04)	(3.96)	(0.61)	—
(0.41)	(2.62)	(4.38)	(0.88)	(0.31)

$75.49	$55.68	$61.58	$61.81	$67.13

36.52%	(5.70% )	8.69%	(6.70% )	16.01%

$1,016,518	$551,442	$637,146	$733,864	$881,709
1.11%	1.14%	1.15%	1.15%	1.18%
0.38%	0.80%	0.90%	0.56%	0.55%
14%	23%	18%	18%	15%

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$44.71	$49.95	$50.96	$55.65	$48.34

(0.21)	0.02	0.07	(0.10)	(0.10)
16.06	(3.00)	2.88	(3.98)	7.43
15.85	(2.98)	2.95	(4.08)	7.33

(0.07)	(0.22)	—	—	(0.02)
—	(2.04)	(3.96)	(0.61)	—
(0.07)	(2.26)	(3.96)	(0.61)	(0.02)

$60.49	$44.71	$49.95	$50.96	$55.65

35.48%	(6.38% )	7.88%	(7.41% )	15.17%

$51,078	$46,463	$69,109	$74,828	$105,757
1.86%	1.89%	1.90%	1.90%	1.93%
(0.37% )	0.05%	0.15%	(0.19% )	(0.20% )
14%	23%	18%	18%	15%

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$53.74	$59.52	$59.86	$65.05	$56.40

0.09	0.26	0.36	0.20	0.18
19.28	(3.56)	3.52	(4.66)	8.66
19.37	(3.30)	3.88	(4.46)	8.84

(0.28)	(0.44)	(0.26)	(0.12)	(0.19)
—	(2.04)	(3.96)	(0.61)	—
(0.28)	(2.48)	(4.22)	(0.73)	(0.19)

$72.83	$53.74	$59.52	$59.86	$65.05

36.18%	(5.92% )	8.42%	(6.92% )	15.71%

$54,481	$43,823	$55,697	$62,791	$84,131
1.36%	1.39%	1.40%	1.40%	1.43%
0.13%	0.55%	0.65%	0.31%	0.30%
14%	23%	18%	18%	15%

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$59.19	$65.28	$65.29	$70.83	$61.32

0.48	0.55	0.70	0.57	0.52
21.18	(3.86)	3.86	(5.08)	9.42
21.66	(3.31)	4.56	(4.51)	9.94

(0.54)	(0.74)	(0.61)	(0.42)	(0.43)
—	(2.04)	(3.96)	(0.61)	—
(0.54)	(2.78)	(4.57)	(1.03)	(0.43)

$80.31	$59.19	$65.28	$65.29	$70.83

36.84%	(5.43% )	8.95%	(6.46% )	16.30%

$3,958,855	$3,115,293	$2,955,897	$2,731,344	$3,270,954
0.86%	0.89%	0.90%	0.90%	0.93%
0.63%	1.05%	1.15%	0.81%	0.80%
14%	23%	18%	18%	15%

Financial highlights
Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$59.32	$65.41	$65.41	$70.95	$61.38

0.61	0.64	0.81	0.69	0.65
21.21	(3.85)	3.85	(5.08)	9.43
21.82	(3.21)	4.66	(4.39)	10.08

(0.61)	(0.84)	(0.70)	(0.54)	(0.51)
—	(2.04)	(3.96)	(0.61)	—
(0.61)	(2.88)	(4.66)	(1.15)	(0.51)

$80.53	$59.32	$65.41	$65.41	$70.95

37.08%	(5.28% )	9.14%	(6.29% )	16.52%

$1,602,565	$928,618	$605,623	$394,064	$207,719
0.69%	0.72%	0.72%	0.72%	0.75%
0.80%	1.22%	1.33%	0.99%	0.98%
14%	23%	18%	18%	15%

Notes to financial statements

Delaware Small Cap Value Fund	November 30, 2021

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-

not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the ended November 30, 2021, and for all open tax years (years ended November 30, 2018–November 30, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended November 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended November 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued) paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2021, the Fund earned $1,375 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2021, the Fund was charged $217,794 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended November 30, 2021, the Fund was charged $521,170 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Class R6 and Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2021, the Fund was charged $219,656 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended November 30, 2021, DDLP earned $47,742 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2021, DDLP received gross CDSC commissions of $260 and $7,686 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the year ended November 30, 2021, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended November 30, 2021, the Fund engaged in Rule 17a-7 securities purchases of $85,801,736. The Fund did not engage in Rule 17a-7 securities sales for the year ended November 30, 2021.

3. Investments

For the year ended November 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$895,344,143
Sales	832,355,350

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation), which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$4,279,943,429
Aggregate unrealized appreciation of investments	$2,662,749,897
Aggregate unrealized depreciation of investments	(260,392,699)
Net unrealized appreciation of investments	$2,402,357,198

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2021:

Level 1
Securities
Assets:
Common Stock	$6,593,326,825
Short-Term Investments	88,973,802
Total Value of Securities	$6,682,300,627

During the year ended November 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. During the year ended November 30, 2021, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2021 and 2020 were as follows:

	Year ended
	11/30/21	11/30/20
Ordinary income	$42,304,028	$47,922,741
Long-term capital gains	—	136,386,048
Total	$42,304,028	$184,308,789

Notes to financial statements
Delaware Small Cap Value Fund

5. Components of Net Assets on a Tax Basis

As of November 30, 2021, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,991,900,784
Undistributed ordinary income	31,823,932
Undistributed long-term capital gains	257,415,327
Unrealized appreciation (depreciation) of investments	2,402,357,198
Net assets	$6,683,497,241

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of wash sales from the merger. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2021, the Fund recorded the following reclassifications:

Paid-in capital	$1,754,227
Total distributable earnings (loss)	(1,754,227)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2021, the Fund utilized $38,247,652 capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	11/30/21	11/30/20
Shares sold:
Class A	3,474,425	2,909,812
Class C	247,169	236,401
Class R	267,971	227,744
Institutional Class	13,773,855	25,659,869
Class R6	9,815,380	11,282,268

Shares from merger:[1]
Class A	3,572,733	—
Institutional Class	30,921	—
Class R6	3,419	—

Shares issued upon reinvestment of dividends and distributions:
Class A	67,207	433,909
Class C	1,413	62,070
Class R	3,871	38,657
Institutional Class	423,912	1,864,838
Class R6	152,940	409,481
	31,835,216	43,125,049

Shares redeemed:
Class A	(3,552,435)	(3,787,725)
Class C	(443,477)	(642,826)
Class R	(339,226)	(386,778)
Institutional Class	(17,571,312)	(20,166,039)
Class R6	(5,726,210)	(5,296,959)
	(27,632,660)	(30,280,327)
Net increase	4,202,556	12,844,722

[1]	See Note 7.

Notes to financial statements
Delaware Small Cap Value Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended November 30, 2021 and 2020, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Year ended
11/30/21	52,996	9,112	3,561,720	42,700	7,665	81,120	3,564,685	$287,811,324
11/30/20	11,650	7,387	51,430	3,811	4,924	15,758	51,397	4,454,823

7. Reorganization

On July 9, 2021, the Board approved a proposal to reorganize Delaware Special Situations Fund, a series of Delaware Group® Equity Funds IV (the “Acquired Fund”) with and into Delaware Small Cap Value Fund (the “Acquiring Fund”), (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on July 9, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Special Situations Fund		Delaware Small Cap Value Fund
Class A	$263,274,700	9,535,508	3,572,733	$787,782,148	0.3747
Institutional
Class	2,421,400	85,380	30,921	4,144,979,722	0.3622
Class R6	268,290	9,355	3,419	1,299,571,877	0.3655

The net assets of the Acquiring Fund before the Reorganization were $6,341,614,884. The net assets of the Acquiring Fund immediately following the Reorganization were $6,607,579,274.

Assuming the Reorganization had been completed on December 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended November 30, 2021, would have been as follows:

Net investment income	$38,807,672
Net realized gain on investments	321,924,803
Net change in unrealized appreciation (depreciation)	1,513,591,568
Net increase in net assets resulting from operations	$1,874,324,043

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on July 9, 2021.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of November 30, 2021, or at any time during the year then ended.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral

Notes to financial statements
Delaware Small Cap Value Fund

9. Securities Lending (continued)

by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended November 30, 2021, the Fund had no securities out on loan.

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2021, there were no Rule 144A securities held by the Fund.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Small Cap Value Fund

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V and Shareholders of Delaware Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Small Cap Value Fund (one of the funds constituting Delaware Group® Equity Funds V, referred to hereafter as the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 21, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Small Cap Value Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended November 30, 2021, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)*	100.00%
Total Distributions (Tax Basis)	100.00%
(B) Qualified Dividends[1]	100.00%
____________________

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on the Fund’s ordinary income distributions.
[1] Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*

For the fiscal year ended November 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100%. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

For the fiscal year ended November 30, 2021, certain dividends paid by the Fund, determined to be Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the year ended November 30, 2021, the Fund has reported maximum distributions of Qualified Short-Term Capital Gain of $4,067,262.

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Value Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”) and Macquarie Investment Management Global Limited (“MIMGL”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

Other Fund information (Unaudited)
Delaware Small Cap Value Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Value Fund at a meeting held August 10-12, 2021 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap value funds. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of the Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe and the Fund’s total return for the 5- and 10-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Other Fund information (Unaudited)
Delaware Small Cap Value Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Value Fund at a meeting held August 10-12, 2021 (continued)

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, the Fund’s net assets exceeded the final breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	150	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	150	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	150	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	150	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

52

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	150	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

53

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

H. Jeffrey Dobbs[3]	Trustee	Since December 2021	Global Sector Chairman,	150	Director, Valparaiso University
610 Market Street			Industrial Manufacturing,		(2012–Present)
Philadelphia, PA			KPMG LLP		Director, TechAccel LLC
19106-2354			(2010-2015)		(2015–Present) (Tech R&D)
May 1955					Board Member, Kansas City
Repertory Theatre
(2015–Present)
Board Member, Patients
Voices, Inc. (healthcare)
(2018–Present)
Kansas City Campus for Animal
Care (2018–Present)
Director, National Association of
Manufacturers (2010–2015)
Director, The Children’s Center
(2003–2015)
Director, Metropolitan Affairs
Coalition (2003–2015)
Director, Michigan Roundtable
for Diversity and Inclusion
(2003–2015)
Trustee, Ivy Funds Complex
(2019–2021)

54

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

John A. Fry	Trustee	Since January 2001	Drexel University	150	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College		Community Health Systems
May 1960			(July 2002–June 2010)		(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

55

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph Harroz, Jr.[3]	Trustee	Since December 2021	President (2020–Present), Interim	150	Director, OU Medicine, Inc.
610 Market Street			President (2019–2020), Vice		(2020–Present)
Philadelphia, PA			President (2010–2019) and Dean		Director and Shareholder,
19106-2354			(2010–2019), College of Law,		Valliance Bank
January 1967			University of Oklahoma;		(2007–Present)
			Managing Member, Harroz		Director, Foundation Healthcare
			Investments, LLC, (commercial		(formerly Graymark HealthCare)
			enterprises) (1998–2019);		(2008–2017)
			Managing Member, St. Clair,		Trustee, the Mewbourne Family
			LLC (commercial enterprises)		Support Organization
			(2019–Present)		(2006–Present) (non-profit)
Independent Director, LSQ
Manager, Inc. (real estate)
(2007–2016)
Director, Oklahoma Foundation
for Excellence (non-profit)
(2008–Present)
Trustee, Ivy Funds Complex
(1998–2021)

56

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Sandra A.J.	Trustee	Since December 2021	Chief Administrative Officer,	150	Director, Hall Family Foundation
Lawrence[3]			Children’s Mercy Hospitals and		(1993–Present)
610 Market Street			Clinics		Director, Westar Energy (utility)
Philadelphia, PA			(2016–2019);		(2004–2018)
19106-2354			CFO, Children’s Mercy Hospitals		Trustee, Nelson-Atkins Museum
September 1957			and Clinics		of Art (non-profit) (2021–Present)
			(2005–2016)		(2007–2020)
Director, Turn the Page KC
(non-profit) (2012–2016)
Director, Kansas Metropolitan
Business and Healthcare
Coalition (non-profit) (2017–2019)
Director, National Association of
Corporate Directors (non-profit)
National Board (2022–Present);
Regional Board (2017–2021)
Director, American Shared
Hospital Services (medical
device) (2017–2021)
Director, Evergy, Inc., Kansas
City Power & Light Company,
KCP&L Greater Missouri
Operations Company, Westar
Energy, Inc. and Kansas Gas and
Electric Company (related utility
companies) (2018–Present)

57

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Sandra A.J.	Trustee	Since December 2021	Chief Administrative Officer,	150	Director, Stowers (research)
Lawrence[3]			Children’s Mercy Hospitals and		(2018)
(continued)			Clinics		Co-Chair, Women Corporate
610 Market Street			(2016–2019);		Directors (director education)
Philadelphia, PA			CFO, Children’s Mercy Hospitals		(2018–2020)
19106-2354			and Clinics		Trustee, Ivy Funds Complex
September 1957			(2005–2016)		(2019-2021)
Director, Brixmor Property
Group Inc.
(2021–Present)
Director, Sera Prognostics Inc.
(biotechnology)
(2021–Present)
Director, Recology (resource
recovery)
(2021–Present)

58

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	150	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Audit
January 1956			Executive Advisor to Dean		and Compensation
			(August 2011–March 2012) and		Committee Member —
			Interim Dean		Callon Petroleum Company
			(January 2011–July 2011) —		(December 2019–Present)
			University of Miami School of		Director — New Senior
			Business Administration		Investment Group Inc.
			President — U.S. Trust, Bank of		(January 2021–September 2021)
			America Private Wealth		Director; Audit Committee
			Management (Private Banking)		Member — Carrizo Oil & Gas,
			(July 2007-December 2008)		Inc. (March 2018–December
2019)

59

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman — PNC Financial	150	Director — HSBC North America
610 Market Street			Services Group		Holdings Inc.
Philadelphia, PA			(2010–April 2013)		(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

60

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	150	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member —
The Merger Fund
(2013–October 2021),
The Merger Fund VL
(2013–October 2021); WCM
Alternatives: Event-Driven Fund
(2013–October 2021), and WCM
Alternatives: Credit Event Fund
(December 2017–October 2021)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

61

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	150	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	150	None[4]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	150	None[4]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

62

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	150	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.
[4]	David F. Connor serves as Senior Vice President and Secretary, and Daniel V. Geatens serves as Senior Vice President, Treasurer, and Chief Financial Officer, for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

63

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

64

Annual report

Multi-asset mutual fund

Delaware Wealth Builder Fund

November 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment, (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of November 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Wealth Builder Fund	December 7, 2021 (Unaudited)

Performance preview (for the year ended November 30, 2021)

Delaware Wealth Builder Fund (Institutional Class shares)	1-year return	+16.93%
Delaware Wealth Builder Fund (Class A shares)	1-year return	+16.63%
60% S&P 500® Index / 40% Bloomberg US Aggregate Index
(primary benchmark)	1-year return	+15.62%
S&P 500 Index (secondary benchmark)	1-year return	+27.92%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Wealth Builder Fund, please see the table on page 4.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 7 for a description of the indices. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

Economic backdrop

The Fund’s fiscal year ended November 30, 2021, was notably strong from a performance perspective. Stocks rallied during most of the 12-month period, although volatility began to rise in the last three months. Fixed income markets, on the other hand, tended to experience losses against the backdrop of rising inflationary pressure and consequently rising yields.

The Fund’s fiscal year began with a new wave of COVID-19-related lockdowns around the world, but also with optimism as vaccinations began to roll out in December 2020. The shift of power to Democrats in the White House and Congress enabled further stimulus packages in 2021. Rising demand led to supply bottlenecks and sharply rising energy prices. This price pressure contributed to the highest inflation rates in years and led to discussions about the US Federal Reserve’s tapering its monthly bond purchases. Accordingly, yields also rose significantly. In September 2021, the Fed began to speak officially about the possibility of starting to reduce the pace

Concerns over rising inflation, new coronavirus variants, supply-chain bottlenecks, and shifting central bank monetary policy countered an otherwise strong period for equities during the Fund’s fiscal year.

1

Portfolio management review
Delaware Wealth Builder Fund

of its asset purchases in 2021 and finally, in its November meeting, it decided to begin implementing this tapering policy.

China also caused a lot of turbulence over the summer, with tough government regulatory measures against its own technology sector, the collapse of real estate giant Evergrande, and electricity shortages in the country that led to power rationing.

After seven positive months, stock markets recorded their first monthly loss in September 2021 in the face of various uncertainties, including the US debt ceiling debate. This debate ended with, at least, the temporary postponement of a government shutdown. Against the backdrop of strong third-quarter earnings results, equities again reached new highs before a new, worrying COVID-19 variant, Omicron, was detected at the end of November, causing another setback for equities.

With in the Fund

For the fiscal year ended November 30, 2021, Delaware Wealth Builder Fund outperformed its primary benchmark, a blend of 60% S&P 500 Index and 40% Bloomberg US Aggregate Index. The Fund underperformed its secondary benchmark, the S&P 500 Index. The Fund’s Institutional Class shares gained 16.93%. The Fund’s Class A shares rose 16.63% at net asset value and 9.90% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the blend of 60% S&P 500 Index and 40% Bloomberg US Aggregate Index rose 15.62% and the S&P 500 Index gained 27.92%. For complete, annualized performance of Delaware Wealth Builder Fund, please see the table on page 4.

The Fund’s outperformance for the fiscal year largely resulted from its equity exposure, which was to a large extent allocated to value as well as quality and income equities. While value underperformed US large-cap core equities for the 12-month period, the quality and income allocation and, even more, the allocation to US real estate investment trusts (REITs) outperformed the secondary benchmark. Moreover, the overweight of equities contributed to the Fund’s outperformance against the primary benchmark. Within the fixed income allocation, the Fund benefited from its allocation to convertible bonds and high yield corporates, both of which outperformed the fixed income part of the benchmark during the 12-month period. An allocation to the sleeve holding opportunistic off-benchmark assets slightly offset the Fund’s overall outperformance as this sleeve trailed the Fund’s benchmark.

Portfolio positioning

The Fund’s strategic policy weights reflect a commitment to seeking diversification across geographies and asset classes. As part of the oversight process, we periodically analyze the sources of the Fund’s active performance.

During the fiscal year, the Fund’s active positioning with respect to the strategic policy weights of different asset classes also contributed to performance, relative to its hypothetical returns at the strategic policy weights.

We periodically examine derivatives’ contribution to the Fund’s performance. Based on the available information, the Fund’s combination of futures, options, swaps, and currency positions had only a limited effect on performance for the 12-month period.

As the Fund’s fiscal year ended, we sought to continue to deliver the potential benefits of diversification while actively managing risk. The Fund, therefore, seeks to deliver returns that are derived from tactical asset allocation decisions as well as from active management of individual asset classes and investment styles. We manage the Fund based on the assumption that investors

2

should keep a global perspective when evaluating potential investment opportunities, and, as a result, we continue to include investment possibilities around the globe within the Fund.

The growth outlook at the end of the Fund’s fiscal year has become opaque, in our view, against the backdrop of once again sharply rising COVID-19 infections in several countries around the world and the appearance of the Omicron variant. As of fiscal year end, it was suspected that the new variant could be more infectious than previous variants and could therefore lead to a new wave of restrictive measures, which would be harmful for the economic outlook. As inflation remained an issue and the labor market continued to improve, the Fed began tapering its asset purchases in November and indicated that it could tighten monetary policy more rapidly than previously assumed. Whether or not the economy will stay on the path to recovery, will be heavily dependent on how the COVID-19 situation and monetary policy evolve over the coming months.

In our view, a thoughtful active management approach is needed given the increased uncertainty. We believe vigilant and continuous assessment of the current market environment offers opportunities to take advantage of market dislocations and may help us achieve what we consider to be attractive risk-adjusted returns through an active focus on portfolio risk and diversification.

3

Performance summary
Delaware Wealth Builder Fund	November 30, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through November 30, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. December 2, 1996)
Excluding sales charge	+16.63%	+6.93%	+8.16%	+7.58%
Including sales charge	+9.90%	+5.68%	+7.52%	+7.33%
Class C (Est. October 1, 2003)
Excluding sales charge	+15.84%	+6.13%	+7.35%	+5.81%
Including sales charge	+14.84%	+6.13%	+7.35%	+5.81%
Class R (Est. October 1, 2003)
Excluding sales charge	+16.32%	+6.67%	+7.89%	+6.32%
Including sales charge	+16.32%	+6.67%	+7.89%	+6.32%
Institutional Class (Est. December 2, 1996)
Excluding sales charge	+16.93%	+7.19%	+8.44%	+7.78%
Including sales charge	+16.93%	+7.19%	+8.44%	+7.78%
60% S&P 500 Index / 40% Bloomberg
Barclays US Aggregate Index	+15.62%	+12.51%	+11.07%	+8.09%*
S&P 500 Index	+27.92%	+17.90%	+16.16%	+9.60%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an

4

annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

The Fund may invest up to 45% of its net assets in high yield, higher-risk corporate bonds.

Fixed income securities and bond funds can lose value, and investors can lose principal as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for to obtain precise valuations of the high yield securities.

International investments entail risks including fluctuation in currency values, differences in accounting principles, or economic or political instability. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility, lower trading volume, and higher risk of market closures. In many emerging markets, there is substantially less publicly available information and the available information may be incomplete or misleading. Legal claims are generally more difficult to pursue.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

5

Performance summary
Delaware Wealth Builder Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.83% of the Fund’s average daily net assets from December 1, 2020 to November 30, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class R	Class
Total annual operating expenses
(without fee waivers)	1.12%	1.87%	1.34%	0.87%
Net expenses (including fee
waivers, if any)	1.08%	1.83%	1.33%	0.83%

Type of waiver	Contractual	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from March 27, 2021 through March 31, 2022.

6

Performance of a $10,000 investment1

Average annual total returns from November 30, 2011 through November 30, 2021

For period beginning November 30, 2011 through November 30, 2021	Starting value	Ending value
S&P 500 Index	$10,000	$44,726
60% S&P 500 Index / 40% Bloomberg Barclays US Aggregate Index	$10,000	$28,573
Delaware Wealth Builder Fund — Institutional Class shares	$10,000	$22,477
Delaware Wealth Builder Fund — Class A shares	$9,425	$20,656

[1]

The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on November 30, 2011, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in the 60% S&P 500 Index / 40% Bloomberg US Aggregate Index (the Fund’s primary benchmark) and the S&P 500 Index (the Fund’s secondary benchmark) as of November 30, 2011. The Bloomberg US Aggregate Index is a broad composite that tracks the investment grade domestic bond market. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

7

Performance summary
Delaware Wealth Builder Fund

	Nasdaq symbols	CUSIPs
Class A	DDIAX	24610B107
Class C	DDICX	24610B305
Class R	DDDRX	24610B842
Institutional Class	DDIIX	24610B404

8

Disclosure of Fund expenses
For the six-month period from June 1, 2021 to November 30, 2021 (Unaudited)

The Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2021 to November 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses
For the six-month period from June 1, 2021 to November 30, 2021 (Unaudited)

Delaware Wealth Builder Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/21	11/30/21	Expense Ratio	6/1/21 to 11/30/21*
Actual Fund return†
Class A	$1,000.00	$1,030.50	1.08%	$5.50
Class C	1,000.00	1,026.40	1.83%	9.30
Class R	1,000.00	1,029.00	1.33%	6.76
Institutional Class	1,000.00	1,031.70	0.83%	4.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.65	1.08%	$5.47
Class C	1,000.00	1,015.89	1.83%	9.25
Class R	1,000.00	1,018.40	1.33%	6.73
Institutional Class	1,000.00	1,020.91	0.83%	4.20

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

10

Security type / sector allocation and top 10 equity holdings
Delaware Wealth Builder Fund	As of November 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	2.47%
Collateralized Debt Obligations	0.20%
Convertible Bonds	6.29%
Corporate Bonds	11.68%
Banking	1.30%
Basic Industry	0.92%
Capital Goods	0.32%
Communications	0.95%
Consumer Cyclical	0.88%
Consumer Non-Cyclical	0.61%
Energy	1.92%
Financials	0.73%
Healthcare	0.53%
Insurance	0.38%
Media	0.92%
Real Estate Investment Trusts	0.25%
Services	0.13%
Technology	0.06%
Technology & Electronics	0.85%
Transportation	0.17%
Utilities	0.76%
Non-Agency Asset-Backed Securities	0.16%
Non-Agency Collateralized Mortgage Obligations	0.04%
Non-Agency Commercial Mortgage-Backed Securities	1.00%
Sovereign Bonds	1.85%
Supranational Bank	0.28%
US Treasury Obligations	2.61%
Common Stock	59.20%
Communication Services	3.74%
Consumer Discretionary	8.76%
Consumer Staples	4.97%
Energy	2.50%
Financials	6.53%
Healthcare	8.53%
Industrials	3.08%
Information Technology	14.09%
Materials	1.16%
REIT Diversified	0.42%

11

Security type / sector allocation and top 10 equity holdings
Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
REIT Healthcare	0.45%
REIT Hotel	0.07%
REIT Industrial	0.47%
REIT Information Technology	0.34%
REIT Mall	0.09%
REIT Manufactured Housing	0.11%
REIT Mortgage	0.35%
REIT Multifamily	1.01%
REIT Office	0.12%
REIT Self-Storage	0.35%
REIT Shopping Center	0.28%
REIT Single Tenant	0.24%
REIT Specialty	0.37%
Utilities	1.17%
Convertible Preferred Stock	1.60%
Preferred Stock	0.00%
Exchange-Traded Funds	4.51%
Limited Partnerships	2.95%
Leveraged Non-Recourse Security	0.00%
Short-Term Investments	4.96%
Total Value of Securities	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	2.26%
Microsoft	2.02%
Broadcom	1.20%
Lowe’s	1.18%
Johnson & Johnson	1.16%
ConocoPhillips	1.04%
Merck & Co.	1.00%
Cisco Systems	0.99%
Verizon Communications	0.91%
Amazon.com	0.90%

12

Schedule of investments
Delaware Wealth Builder Fund	November 30, 2021

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities – 2.47%
Fannie Mae
4.50% 2/1/44	54,591	$59,767
Fannie Mae S.F. 15 yr
2.00% 2/1/36	151,063	155,150
2.50% 7/1/36	287,963	299,086
Fannie Mae S.F. 20 yr
2.00% 3/1/41	45,319	46,227
2.00% 4/1/41	272,512	276,675
2.00% 5/1/41	192,396	196,250
3.00% 3/1/33	289,866	304,821
Fannie Mae S.F. 30 yr
2.00% 12/1/50	25,141	25,241
2.00% 1/1/51	72,874	73,003
2.00% 2/1/51	49,548	49,822
2.00% 3/1/51	48,103	48,189
2.00% 5/1/51	285,372	286,001
2.00% 6/1/51	1,138,172	1,143,714
2.50% 1/1/43	21,220	21,974
2.50% 1/1/51	53,906	55,316
2.50% 5/1/51	17,269	17,748
2.50% 6/1/51	34,864	35,943
2.50% 7/1/51	324,928	333,428
2.50% 8/1/51	486,709	502,525
2.50% 9/1/51	183,508	188,308
3.00% 11/1/48	11,839	12,442
3.00% 12/1/49	6,382	6,716
3.00% 3/1/50	98,634	103,740
3.00% 7/1/50	178,329	188,574
3.00% 7/1/51	186,876	197,454
3.00% 8/1/51	79,504	83,381
3.50% 12/1/47	360,107	380,975
3.50% 1/1/48	117,505	124,186
3.50% 2/1/48	62,942	67,406
3.50% 11/1/48	18,790	19,829
3.50% 12/1/49	203,397	217,945
4.00% 4/1/47	10,100	10,997
4.00% 6/1/48	121,679	132,308
4.00% 9/1/48	5,364	5,785
4.00% 6/1/49	9,312	10,035
4.50% 2/1/41	9,388	10,332
4.50% 10/1/45	10,097	11,164
4.50% 4/1/48	432,193	476,950

13

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 1/1/49	143,391	$157,988
4.50% 1/1/50	15,561	16,894
5.00% 7/1/49	127,414	140,990
Fannie Mae S.F. 30 yr TBA
2.50% 1/1/52	825,000	843,691
Freddie Mac S.F. 15 yr
2.00% 12/1/35	72,442	74,333
3.00% 3/1/35	145,880	153,884
Freddie Mac S.F. 20 yr
2.00% 3/1/41	51,679	52,650
2.00% 4/1/41	47,043	47,985
2.50% 6/1/41	314,867	326,661
3.00% 9/1/40	135,457	141,911
3.50% 9/1/35	206,260	219,667
Freddie Mac S.F. 30 yr
2.00% 9/1/51	188,753	189,227
2.50% 10/1/50	40,321	41,720
2.50% 11/1/50	66,325	68,254
2.50% 2/1/51	24,518	25,371
3.00% 1/1/50	10,823	11,332
3.00% 8/1/51	850,478	893,943
3.50% 8/1/49	312,764	332,155
4.00% 7/1/47	3,249	3,489
4.00% 10/1/47	31,597	33,723
4.50% 4/1/49	11,946	13,069
4.50% 8/1/49	30,188	33,265
GNMA I S.F. 30 yr
3.00% 8/15/45	62,851	66,043
Total Agency Mortgage-Backed Securities (cost $10,140,366)		10,067,652

Collateralized Debt Obligations – 0.20%
Cedar Funding IX CLO
Series 2018-9A A1 144A 1.112% (LIBOR03M + 0.98%,
Floor 0.98%) 4/20/31 #, ●	250,000	250,343
Octagon Investment Partners 48
Series 2020-3A AR 144A 1.277% (LIBOR03M + 1.15%,
Floor 1.15%) 10/20/34 #, ●	300,000	300,000

14

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Sound Point Clo XXI
Series 2018-3A A1A 144A 1.305% (LIBOR03M + 1.18%,
Floor 1.18%) 10/26/31 #, ●	250,000	$250,020
Total Collateralized Debt Obligations (cost $793,158)		800,363

Convertible Bonds – 6.29%
Basic Industry – 0.13%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity
date 4/15/26 #	406,000	535,097
		535,097
Capital Goods – 0.44%
Chart Industries 144A 1.00% exercise price $58.73,
maturity date 11/15/24 #	382,000	1,150,297
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	651,000	655,232
		1,805,529
Communications – 0.89%
Cable One 144A 1.125% exercise price $2,275.83, maturity
date 3/15/28 #	780,000	779,494
DISH Network 3.375% exercise price $65.18, maturity date
8/15/26	799,000	738,477
InterDigital 2.00% exercise price $81.29, maturity date
6/1/24	821,000	893,351
Liberty Broadband 144A 1.25% exercise price $900.01,
maturity date 9/30/50 #	859,000	855,564
Liberty Latin America 2.00% exercise price $20.65, maturity
date 7/15/24	385,000	380,428
		3,647,314
Consumer Cyclical – 0.39%
Cheesecake Factory 0.375% exercise price $78.40,
maturity date 6/15/26	496,000	442,202
Ford Motor 144A 0.00% exercise price $17.49, maturity
date 3/15/26 #, ^	540,000	702,675
FuboTV 144A 3.25% exercise price $57.78, maturity date
2/15/26 #	539,000	466,345
		1,611,222
Consumer Non-Cyclical – 2.00%
BioMarin Pharmaceutical 0.599% exercise price $124.67,
maturity date 8/1/24	531,000	548,224
Chefs’ Warehouse 1.875% exercise price $44.20, maturity
date 12/1/24	879,000	921,905

15

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Chegg 3.90% exercise price $107.55, maturity date
9/1/26 ^	505,000	$415,868
Coherus Biosciences 1.50% exercise price $19.26, maturity
date 4/15/26	546,000	660,660
Collegium Pharmaceutical 2.625% exercise price $29.19,
maturity date 2/15/26	557,000	528,106
FTI Consulting 2.00% exercise price $101.38, maturity date
8/15/23	497,000	742,269
Integra LifeSciences Holdings 0.50% exercise price $73.67,
maturity date 8/15/25	861,000	914,468
Ionis Pharmaceuticals 0.125% exercise price $83.28,
maturity date 12/15/24	578,000	513,030
Jazz Investments I 2.00% exercise price $155.81, maturity
date 6/15/26	365,000	406,063
Neurocrine Biosciences 2.25% exercise price $75.92,
maturity date 5/15/24	239,000	295,314
Paratek Pharmaceuticals 4.75% exercise price $15.90,
maturity date 5/1/24	1,040,000	952,536
Repay Holdings 144A 0.326% exercise price $33.60,
maturity date 2/1/26 #, ^	691,000	580,852
Travere Therapeutics 2.50% exercise price $38.80, maturity
date 9/15/25	636,000	666,210
		8,145,505
Energy – 0.51%
Cheniere Energy 4.25% exercise price $138.38, maturity
date 3/15/45	1,051,000	900,035
Helix Energy Solutions Group 6.75% exercise price $6.97,
maturity date 2/15/26	862,000	830,717
NextEra Energy Partners 144A 0.357% exercise price
$76.10, maturity date 11/15/25 #, ^	298,000	342,551
		2,073,303
Real Estate Investment Trusts – 0.33%
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	721,000	737,996
Summit Hotel Properties 1.50% exercise price $11.99,
maturity date 2/15/26	584,000	588,173
		1,326,169

16

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Technology – 1.07%
Microchip Technology 1.625% exercise price $46.92,
maturity date 2/15/27	365,000	$872,320
ON Semiconductor 1.625% exercise price $20.72, maturity
date 10/15/23	424,000	1,260,075
Palo Alto Networks 0.75% exercise price $266.35, maturity
date 7/1/23	402,000	828,522
Quotient Technology 1.75% exercise price $17.36, maturity
date 12/1/22	918,000	910,618
Vishay Intertechnology 2.25% exercise price $31.32,
maturity date 6/15/25	486,000	496,689
		4,368,224
Transportation – 0.38%
Seaspan 144A 3.75% exercise price $13.01, maturity date
12/15/25 #	773,000	922,576
Spirit Airlines 1.00% exercise price $49.07, maturity date
5/15/26	701,000	622,488
		1,545,064
Utilities – 0.15%
NRG Energy 2.75% exercise price $44.89, maturity date
6/1/48	559,000	618,813
		618,813
Total Convertible Bonds (cost $22,794,805)		25,676,240

Corporate Bonds – 11.68%
Banking – 1.30%
Banco Continental 144A 2.75% 12/10/25 #	200,000	195,771
Banco del Estado de Chile 144A 2.704% 1/9/25 #	205,000	210,089
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	186,814
Bank of America
1.922% 10/24/31 µ	70,000	66,856
2.456% 10/22/25 µ	15,000	15,442
2.482% 9/21/36 µ	140,000	135,290
2.884% 10/22/30 µ	20,000	20,688
3.194% 7/23/30 µ	55,000	58,074
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	213,579
BBVA Bancomer
144A 1.875% 9/18/25 #	200,000	199,393
144A 6.75% 9/30/22 #	274,000	285,319
Citigroup 4.45% 9/29/27	300,000	333,909

17

Schedule of investments
Delaware Wealth Builder Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Credit Agricole 144A 2.811% 1/11/41 #		275,000	$261,498
Credit Suisse Group 144A 2.593% 9/11/25 #, µ		250,000	255,720
Deutsche Bank 2.222% 9/18/24 µ		300,000	304,354
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	226,489
Goldman Sachs Group
1.542% 9/10/27 µ		105,000	102,860
2.615% 4/22/32 µ		170,000	170,449
3.50% 4/1/25		80,000	84,884
JPMorgan Chase & Co.
2.58% 4/22/32 µ		140,000	141,264
2.739% 10/15/30 µ		20,000	20,561
4.023% 12/5/24 µ		80,000	84,559
5.00% 8/1/24 µ, Ψ		85,000	86,753
Morgan Stanley
1.794% 2/13/32 µ		155,000	146,949
2.484% 9/16/36 µ		70,000	67,789
5.00% 11/24/25		95,000	106,273
NBK SPC 144A 1.625% 9/15/27 #, µ		200,000	195,383
PNC Financial Services Group 2.60% 7/23/26		180,000	188,762
State Street
3.10% 5/15/23		10,000	10,356
3.30% 12/16/24		130,000	138,650
SVB Financial Group 4.00% 5/15/26 µ, Ψ		305,000	304,100
Truist Bank 2.636% 9/17/29 µ		185,000	190,965
Truist Financial 4.95% 9/1/25 µ, Ψ		55,000	59,180
US Bancorp
3.00% 7/30/29		150,000	159,155
3.10% 4/27/26		25,000	26,557
3.375% 2/5/24		60,000	63,046
			5,317,780
Basic Industry – 0.92%
Allegheny Technologies 5.125% 10/1/31		75,000	74,172
AngloGold Ashanti Holdings 3.75% 10/1/30		200,000	199,291
Artera Services 144A 9.033% 12/4/25 #		355,000	357,618
Avient 144A 5.75% 5/15/25 #		88,000	91,306
Chemours 144A 5.75% 11/15/28 #		180,000	184,803
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #		200,000	203,963
CSN Inova Ventures 144A 6.75% 1/28/28 #		200,000	202,035

18

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
First Quantum Minerals
144A 7.25% 4/1/23 #	250,000	$255,004
144A 7.50% 4/1/25 #	250,000	257,142
Freeport-McMoRan 5.45% 3/15/43	230,000	283,909
Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	214,228
International Flavors & Fragrances 144A 1.832% 10/15/27 #	135,000	133,153
LyondellBasell Industries 4.625% 2/26/55	250,000	311,879
New Gold 144A 7.50% 7/15/27 #	165,000	172,994
Newmont 2.80% 10/1/29	190,000	195,622
NOVA Chemicals 144A 4.25% 5/15/29 #	175,000	171,830
OCP 144A 3.75% 6/23/31 #	200,000	193,380
Olin 5.00% 2/1/30	100,000	104,617
Univar Solutions USA 144A 5.125% 12/1/27 #	135,000	141,333
		3,748,279
Capital Goods – 0.32%
Intertape Polymer Group 144A 4.375% 6/15/29 #	190,000	188,427
Madison IAQ 144A 5.875% 6/30/29 #	150,000	144,549
Teledyne Technologies
0.95% 4/1/24	105,000	104,278
2.75% 4/1/31	250,000	255,527
Terex 144A 5.00% 5/15/29 #	195,000	198,910
TK Elevator US Newco 144A 5.25% 7/15/27 #	200,000	203,693
TransDigm 144A 6.25% 3/15/26 #	187,000	194,282
		1,289,666
Communications – 0.95%
Altice France 144A 5.50% 10/15/29 #	180,000	174,051
Altice France Holding 144A 6.00% 2/15/28 #	310,000	290,225
AT&T
1.70% 3/25/26	105,000	104,903
3.10% 2/1/43	60,000	58,041
4.35% 3/1/29	170,000	191,729
Cellnex Finance 144A 3.875% 7/7/41 #	200,000	194,956
Connect Finco 144A 6.75% 10/1/26 #	250,000	260,983
Consolidated Communications
144A 5.00% 10/1/28 #	80,000	78,880
144A 6.50% 10/1/28 #	80,000	83,200
Frontier Communications Holdings
144A 5.875% 10/15/27 #	165,000	170,656
144A 6.75% 5/1/29 #	75,000	77,325
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	199,507

19

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	$225,503
Sprint 7.125% 6/15/24	387,000	434,245
T-Mobile USA
2.55% 2/15/31	125,000	123,326
2.625% 4/15/26	95,000	95,178
3.00% 2/15/41	75,000	71,674
3.375% 4/15/29	95,000	95,735
3.50% 4/15/31	55,000	56,000
3.875% 4/15/30	120,000	130,603
Verizon Communications
2.10% 3/22/28	200,000	199,632
4.50% 8/10/33	95,000	112,161
Vodafone Group
4.25% 9/17/50	110,000	126,929
4.875% 6/19/49	40,000	50,099
Zayo Group Holdings 144A 6.125% 3/1/28 #	280,000	264,229
		3,869,770
Consumer Cyclical – 0.88%
Allison Transmission 144A 5.875% 6/1/29 #	335,000	358,450
Bath & Body Works
6.875% 11/1/35	180,000	216,498
6.95% 3/1/33	122,000	138,893
Caesars Entertainment 144A 6.25% 7/1/25 #	370,000	385,129
Carnival
144A 5.75% 3/1/27 #	330,000	323,243
144A 7.625% 3/1/26 #	235,000	241,463
Ford Motor Credit
2.90% 2/16/28	260,000	256,165
3.375% 11/13/25	240,000	245,443
4.542% 8/1/26	260,000	278,200
General Motors Financial
0.809% (SOFR + 0.76%) 3/8/24 ●	110,000	110,455
4.35% 4/9/25	130,000	140,633
5.25% 3/1/26	95,000	106,863
Levi Strauss & Co. 144A 3.50% 3/1/31 #	160,000	162,904
MGM Resorts International 4.75% 10/15/28	70,000	71,552
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	330,000	321,678
Scientific Games International 144A 8.25% 3/15/26 #	119,000	125,404
Six Flags Entertainment 144A 4.875% 7/31/24 #	110,000	110,963
		3,593,936

20

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 0.61%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	$134,669
4.70% 2/1/36	50,000	60,173
BAT Capital 2.259% 3/25/28	55,000	53,776
Biogen 3.15% 5/1/50	275,000	270,690
Bunge Finance
1.63% 8/17/25	150,000	150,138
2.75% 5/14/31	165,000	166,797
CVS Health
2.70% 8/21/40	165,000	158,312
3.25% 8/15/29	185,000	196,927
Gilead Sciences 4.15% 3/1/47	165,000	194,687
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	196,294
JBS USA LUX 144A 6.50% 4/15/29 #	220,000	241,383
Kraft Heinz Foods 5.20% 7/15/45	135,000	172,149
Post Holdings 144A 5.625% 1/15/28 #	120,000	123,709
Royalty Pharma 1.20% 9/2/25	370,000	363,206
		2,482,910
Energy – 1.92%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	160,000	157,864
144A 7.00% 11/1/26 #	80,000	81,319
BP Capital Markets America
2.939% 6/4/51	275,000	268,307
3.06% 6/17/41	70,000	70,719
Chevron USA
3.25% 10/15/29	85,000	92,206
3.90% 11/15/24	20,000	21,503
CNX Midstream Partners 144A 4.75% 4/15/30 #	65,000	64,115
CNX Resources
144A 6.00% 1/15/29 #	185,000	189,649
144A 7.25% 3/14/27 #	90,000	95,205
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	190,546
DCP Midstream Operating 5.125% 5/15/29	260,000	288,782
Diamondback Energy 3.125% 3/24/31	235,000	239,841
Enbridge
0.45% (SOFR + 0.40%) 2/17/23 ●	125,000	125,007
2.50% 8/1/33	245,000	241,192

21

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.25% 4/15/29	95,000	$108,764
6.25% 4/15/49	60,000	78,012
6.50% 11/15/26 µ, ψ	120,000	123,000
Enterprise Products Operating 3.20% 2/15/52	265,000	259,994
EQM Midstream Partners
144A 4.75% 1/15/31 #	110,000	111,327
144A 6.50% 7/1/27 #	195,000	211,049
Genesis Energy
7.75% 2/1/28	285,000	279,314
8.00% 1/15/27	175,000	173,914
KazTransGas 144A 4.375% 9/26/27 #	381,000	416,371
Lukoil Securities 144A 3.875% 5/6/30 #	205,000	211,393
Marathon Oil 4.40% 7/15/27	150,000	164,232
MPLX
4.00% 3/15/28	30,000	32,637
4.125% 3/1/27	135,000	146,958
5.50% 2/15/49	55,000	69,588
Murphy Oil 6.375% 7/15/28	295,000	304,763
Murphy Oil USA 144A 3.75% 2/15/31 #	165,000	159,225
NuStar Logistics 5.625% 4/28/27	163,000	166,817
Occidental Petroleum
6.45% 9/15/36	55,000	68,380
6.60% 3/15/46	162,000	206,550
6.625% 9/1/30	90,000	108,111
PDC Energy 5.75% 5/15/26	205,000	207,435
Pioneer Natural Resources 1.90% 8/15/30	95,000	90,068
PTTEP Treasury Center 144A 2.587% 6/10/27 #	185,000	190,089
Qatar Energy 144A 2.25% 7/12/31 #	200,000	197,008
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	61,362
5.75% 5/15/24	210,000	229,452
Southwestern Energy 7.75% 10/1/27	175,000	187,906
Targa Resources Partners 5.375% 2/1/27	172,000	176,121
TechnipFMC 144A 6.50% 2/1/26 #	330,000	349,663
Tengizchevroil Finance Co. International 144A 2.625%
8/15/25 #	200,000	201,550
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	131,707
UEP Penonome II 144A 6.50% 10/1/38 #	192,383	202,207

22

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Western Midstream Operating 4.75% 8/15/28	85,000	$92,732
		7,843,954
Financials – 0.73%
AerCap Ireland Capital 4.45% 4/3/26	150,000	162,923
Air Lease 2.875% 1/15/26	150,000	154,036
Ally Financial
4.70% 5/15/26 µ, ψ	230,000	237,906
8.00% 11/1/31	280,000	396,357
Aviation Capital Group 144A 1.95% 1/30/26 #	365,000	358,433
Castlelake Aviation Finance 144A 5.00% 4/15/27 #	170,000	168,263
DAE Sukuk Difc 144A 3.75% 2/15/26 #	400,000	415,128
Hightower Holding 144A 6.75% 4/15/29 #	110,000	111,360
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	199,317
Jefferies Group
4.15% 1/23/30	170,000	189,291
6.45% 6/8/27	10,000	12,254
6.50% 1/20/43	5,000	7,007
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	204,417
MSCI 144A 3.625% 11/1/31 #	155,000	157,943
Oryx Funding 144A 5.80% 2/3/31 #	200,000	208,867
		2,983,502
Healthcare – 0.53%
Bausch Health 144A 6.25% 2/15/29 #	325,000	295,100
Community Health Systems
144A 4.75% 2/15/31 #	135,000	133,186
144A 6.625% 2/15/25 #	125,000	129,805
DaVita 144A 4.625% 6/1/30 #	150,000	148,380
Encompass Health 5.75% 9/15/25	174,000	177,638
Hadrian Merger Sub 144A 8.50% 5/1/26 #	200,000	205,192
HCA
5.375% 2/1/25	124,000	135,408
5.875% 2/15/26	159,000	178,422
7.58% 9/15/25	159,000	189,267
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	90,000	94,667
144A 7.375% 6/1/25 #	107,000	112,405

23

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 4.25% 6/1/29 #	175,000	$173,545
144A 6.125% 10/1/28 #	200,000	204,540
		2,177,555
Insurance – 0.38%
Arthur J Gallagher & Co. 3.50% 5/20/51	340,000	366,845
Athene Global Funding 144A 1.00% 4/16/24 #	90,000	89,638
Athene Holding 3.95% 5/25/51	250,000	282,721
GA Global Funding Trust 144A 1.00% 4/8/24 #	365,000	363,284
HUB International 144A 5.625% 12/1/29 #	115,000	114,951
USI 144A 6.875% 5/1/25 #	343,000	344,583
		1,562,022
Media – 0.92%
Altice Financing 144A 5.00% 1/15/28 #	200,000	187,468
AMC Networks 4.25% 2/15/29	395,000	386,245
CCO Holdings
144A 4.50% 8/15/30 #	80,000	80,776
4.50% 5/1/32	45,000	44,879
144A 5.375% 6/1/29 #	380,000	402,623
Charter Communications Operating
4.40% 12/1/61	40,000	41,784
4.80% 3/1/50	70,000	78,981
5.05% 3/30/29	100,000	115,543
Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	105,000	108,066
Comcast 3.20% 7/15/36	340,000	364,131
CSC Holdings
144A 3.375% 2/15/31 #	200,000	183,088
144A 5.00% 11/15/31 #	215,000	201,405
5.25% 6/1/24	5,000	5,201
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	183,000	190,211
Discovery Communications
4.00% 9/15/55	40,000	42,928
4.125% 5/15/29	135,000	148,943
Gray Television 144A 4.75% 10/15/30 #	175,000	168,956
Nielsen Finance
144A 4.50% 7/15/29 #	45,000	43,582
144A 4.75% 7/15/31 #	150,000	145,736
Sirius XM Radio 144A 4.00% 7/15/28 #	315,000	312,045
Terrier Media Buyer 144A 8.875% 12/15/27 #	180,000	191,168
Time Warner Cable 7.30% 7/1/38	60,000	86,203

24

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Time Warner Entertainment 8.375% 3/15/23	25,000	$27,400
ViacomCBS 4.375% 3/15/43	180,000	204,233
		3,761,595
Real Estate Investment Trusts – 0.25%
Crown Castle International 1.05% 7/15/26	375,000	362,248
CubeSmart 3.00% 2/15/30	140,000	147,623
Iron Mountain 144A 4.50% 2/15/31 #	320,000	314,712
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	35,000	36,812
5.75% 2/1/27	120,000	136,027
		997,422
Services – 0.13%
Legends Hospitality Holding 144A 5.00% 2/1/26 #	110,000	111,283
Prime Security Services Borrower 144A 5.75% 4/15/26 #	225,000	238,451
United Rentals North America 3.875% 2/15/31	176,000	176,825
		526,559
Technology – 0.06%
Marvell Technology 2.45% 4/15/28	260,000	261,969
		261,969
Technology & Electronics – 0.85%
Apple 2.20% 9/11/29	140,000	142,769
Broadcom 144A 3.469% 4/15/34 #	345,000	355,816
Fidelity National Information Services 1.65% 3/1/28	365,000	352,344
Fiserv 3.20% 7/1/26	235,000	248,174
Global Payments 2.65% 2/15/25	135,000	139,139
Go Daddy Operating 144A 3.50% 3/1/29 #	175,000	166,782
Microchip Technology
144A 0.972% 2/15/24 #	255,000	252,734
144A 0.983% 9/1/24 #	100,000	98,592
NXP
144A 3.25% 5/11/41 #	60,000	61,655
144A 4.875% 3/1/24 #	230,000	247,426
Oracle 2.875% 3/25/31	250,000	256,040
PayPal Holdings 2.65% 10/1/26	340,000	357,445
SS&C Technologies 144A 5.50% 9/30/27 #	240,000	249,762
StoneCo 144A 3.95% 6/16/28 #	200,000	167,352
VMware 1.00% 8/15/24	370,000	367,495
		3,463,525

25

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 0.17%
Delta Air Lines 7.375% 1/15/26	97,000	$112,302
Mileage Plus Holdings 144A 6.50% 6/20/27 #	180,000	192,471
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	147,899
Southwest Airlines 5.125% 6/15/27	40,000	45,602
United Airlines
144A 4.375% 4/15/26 #	65,000	65,385
144A 4.625% 4/15/29 #	80,000	79,720
VistaJet Malta Finance 144A 10.50% 6/1/24 #	50,000	53,607
		696,986
Utilities – 0.76%
Calpine
144A 4.50% 2/15/28 #	67,000	66,729
144A 5.00% 2/1/31 #	185,000	178,327
144A 5.25% 6/1/26 #	122,000	125,012
CenterPoint Energy 1.45% 6/1/26	255,000	250,767
Duke Energy 4.875% 9/16/24 µ, ψ	240,000	250,200
Entergy Louisiana 4.95% 1/15/45	5,000	5,405
Entergy Mississippi 2.85% 6/1/28	60,000	63,263
Entergy Texas 3.55% 9/30/49	115,000	125,368
Evergy 2.90% 9/15/29	160,000	166,667
Evergy Metro 3.65% 8/15/25	25,000	26,714
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	213,651
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	484,203
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	55,000	63,171
Pacific Gas and Electric 2.10% 8/1/27	265,000	255,318
PacifiCorp 2.90% 6/15/52	290,000	289,287
PG&E 5.25% 7/1/30	95,000	97,534
Southern California Edison
4.00% 4/1/47	30,000	33,477
4.875% 3/1/49	45,000	56,131
Southwestern Electric Power 4.10% 9/15/28	165,000	183,413
Vistra Operations 144A 4.375% 5/1/29 #	175,000	172,038
		3,106,675
Total Corporate Bonds (cost $47,353,773)		47,684,105

26

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities – 0.16%
Diamond Infrastructure Funding
Series 2021-1A A 144A 1.76% 4/15/49 #	100,000	$97,870
Domino’s Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	99,500	100,098
Taco Bell Funding
Series 2021-1A A2I 144A 1.946% 8/25/51 #	200,000	196,593
Trafigura Securitisation Finance
Series 2021-1A A2 144A 1.08% 1/15/25 #	250,000	246,906
Total Non-Agency Asset-Backed Securities (cost $649,467)		641,467

Non-Agency Collateralized Mortgage Obligations – 0.04%
JP Morgan Mortgage Trust
Series 2021-10 A3 144A 2.50% 12/25/51 #, ●	48,554	48,882
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-4 A3 144A 2.50% 7/25/51 #, ●	97,900	98,387
Total Non-Agency Collateralized Mortgage Obligations (cost $149,131)		147,269

Non-Agency Commercial Mortgage-Backed Securities – 1.00%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 ●	95,000	102,130
Series 2019-BN20 A3 3.011% 9/15/62	250,000	265,778
Series 2020-BN25 A5 2.649% 1/15/63	350,000	363,101
Series 2021-BN36 A5 2.47% 9/15/64	465,000	475,809
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	350,000	354,038
Series 2020-B20 A5 2.034% 10/15/53	300,000	297,221
Series 2021-B24 A5 2.584% 3/15/54	260,000	268,576
CD Mortgage Trust
Series 2019-CD8 A4 2.912% 8/15/57	250,000	263,617
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	100,000	108,602
Citigroup Commercial Mortgage Trust
Series 2019-C7 A4 3.102% 12/15/72	350,000	375,717
Grace Trust
Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	100,082
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	165,000	177,597
Series 2019-GC42 A4 3.001% 9/1/52	350,000	371,203
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	150,000	161,988

27

Schedule of investments
Delaware Wealth Builder Fund

		Principal
		amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2019-C54 A4 3.146% 12/15/52		375,000	$401,589
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,091,937)			4,087,048

Sovereign Bonds – 1.85%Δ
Armenia – 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	184,000
			184,000
Brazil – 0.08%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	2,000,000	339,070
			339,070
Chile – 0.02%
Bonos de la Tesoreria de la Republica en pesos
144A 2.80% 10/1/33 #	CLP	55,000,000	48,867
5.00% 3/1/35	CLP	25,000,000	27,608
			76,475
Colombia – 0.16%
Colombia Government International Bonds
4.125% 2/22/42		217,000	184,572
5.20% 5/15/49		200,000	186,692
Colombian TES 7.00% 6/30/32	COP	1,270,900,000	286,922
			658,186
Dominican Republic – 0.14%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	395,014
144A 4.875% 9/23/32 #		200,000	199,502
			594,516
Egypt – 0.14%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		400,000	404,145
7.903% 2/21/48		200,000	161,380
			565,525
Gabon – 0.05%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	188,240
			188,240

28

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Honduras – 0.05%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	$199,002
			199,002
Indonesia – 0.02%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,339,000,000	95,195
			95,195
Ivory Coast – 0.13%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	212,430
144A 6.125% 6/15/33 #		200,000	204,853
144A 6.875% 10/17/40 #	EUR	100,000	115,752
			533,035
Malaysia – 0.13%
Malaysia Government Bond
3.955% 9/15/25	MYR	2,131,000	525,534
			525,534
Mongolia – 0.05%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		200,000	207,068
			207,068
Morocco – 0.07%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	100,000	113,071
144A 2.375% 12/15/27 #		200,000	193,576
			306,647
North Macedonia – 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	120,598
			120,598
Paraguay – 0.11%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		400,000	441,504
			441,504
Peru – 0.14%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		200,000	195,655
Peru Government Bond 6.95% 8/12/31	PEN	602,000	158,939

29

Schedule of investments
Delaware Wealth Builder Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Peru (continued)
Peruvian Government International Bond 2.392% 1/23/26		200,000	$203,368
			557,962
Romania – 0.02%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	73,000	73,385
			73,385
Senegal – 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	201,262
			201,262
Serbia – 0.07%
Serbia International Bond
144A 3.125% 5/15/27 #	EUR	250,000	299,624
			299,624
Turkey – 0.05%
Turkiye Ihracat Kredi Bankasi
144A 5.75% 7/6/26 #		200,000	188,828
			188,828
Ukraine – 0.07%
Ukraine Government International Bond
144A 6.876% 5/21/29 #		300,000	280,073
			280,073
Uruguay – 0.10%
Uruguay Government International Bonds
4.50% 8/14/24		53,000	56,255
9.875% 6/20/22	UYU	14,730,000	337,833
			394,088
Uzbekistan – 0.13%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		300,000	283,520
144A 4.75% 2/20/24 #		250,000	259,811
			543,331
Total Sovereign Bonds (cost $7,969,166)			7,573,148

30

		Principal
		amount°	Value (US $)
Supranational Bank – 0.28%
Banco Latinoamericano de Comercio Exterior
144A 2.375% 9/14/25 #		250,000	$249,241
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		402,000	437,336
Central American Bank For Economic Integration
144A 2.00% 5/6/25 #		300,000	305,339
European Investment Bank
5.50% 1/23/23	MXN	3,282,000	150,137
Total Supranational Bank (cost $1,118,618)			1,142,053

US Treasury Obligations – 2.61%
US Treasury Bonds
1.75% 8/15/41		305,000	299,520
2.00% 8/15/51		85,000	89,037
2.25% 8/15/46		960,000	1,037,625
4.375% 2/15/38		645,000	902,824
US Treasury Notes
0.375% 9/15/24		5,000	4,944
0.75% 11/15/24		4,485,000	4,474,663
1.125% 10/31/26		2,055,000	2,052,431
1.375% 10/31/28		1,370,000	1,371,391
1.375% 11/15/31		235,000	233,605
US Treasury Strip Principal
2.245% 5/15/44 ^		270,000	176,156
Total US Treasury Obligations (cost $10,508,449)			10,642,196

		Number of
		shares
Common Stock – 59.20%
Communication Services – 3.74%
Alphabet Class A †		308	874,089
Alphabet Class C †		494	1,407,426
AT&T		60,621	1,383,978
Century Communications =, †		1,625,000	0
Comcast Class A		44,503	2,224,260
KDDI		29,800	864,652
Meta Platforms Class A †		3,622	1,175,194
Orange		75,030	806,629
Take-Two Interactive Software †		4,242	703,663
Verizon Communications		73,844	3,712,138

31

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Communication Services (continued)
Walt Disney †	14,466	$2,096,123
		15,248,152
Consumer Discretionary – 8.76%
adidas AG	4,340	1,255,205
Amazon.com †	1,046	3,668,395
Bath & Body Works	12,005	901,936
Best Buy	5,901	630,581
Buckle	31,265	1,470,706
Dollar General	11,211	2,480,994
Dollar Tree †	21,600	2,890,728
eBay	10,450	704,957
H & M Hennes & Mauritz Class B	33,070	582,943
Haverty Furniture	12,543	375,161
Home Depot	7,122	2,853,144
Lowe’s	19,712	4,821,358
Newell Brands	5,701	122,400
NIKE Class B	8,764	1,483,219
Publicis Groupe	10,140	656,147
PulteGroup	10,409	520,762
Ross Stores	10,552	1,151,118
Sodexo †	15,570	1,310,022
Sturm Ruger & Co.	16,482	1,181,595
Swatch Group	5,350	1,571,346
Tesla †	858	982,204
TJX	24,983	1,733,820
Tractor Supply	7,536	1,698,087
Ulta Beauty †	1,828	701,861
		35,748,689
Consumer Staples – 4.97%
Altria Group	30,600	1,304,784
Archer-Daniels-Midland	43,800	2,724,798
Asahi Group Holdings	14,700	542,141
Colgate-Palmolive	7,444	558,449
Conagra Brands	75,100	2,294,305
Danone	21,300	1,252,728
Diageo	46,060	2,324,567
Essity Class B	31,320	1,000,113
Kao	18,500	943,715
Kellogg	13,328	815,407
Kirin Holdings	16,600	264,483

32

	Number of
	shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Koninklijke Ahold Delhaize	40,250	$1,354,403
Lawson	11,300	554,035
Nestle	14,860	1,904,633
Philip Morris International	15,799	1,357,766
Seven & i Holdings	27,000	1,087,491
		20,283,818
Energy – 2.50%
Chevron	6,316	712,887
ConocoPhillips	60,272	4,226,875
EOG Resources	4,921	428,127
Exxon Mobil	36,272	2,170,517
Kinder Morgan	68,068	1,052,331
Marathon Petroleum	14,969	910,864
Williams	25,661	687,458
		10,189,059
Financials – 6.53%
American Financial Group	9,228	1,232,953
American International Group	46,000	2,419,600
Ameriprise Financial	4,349	1,259,470
Artisan Partners Asset Management Class A	22,944	1,026,285
Banco Espirito Santo =, †	105,000	0
BlackRock	1,901	1,719,664
Blackstone	9,621	1,360,890
Diamond Hill Investment Group	2,514	482,914
Discover Financial Services	29,211	3,150,406
Invesco	47,805	1,067,486
MetLife	62,531	3,668,068
Principal Financial Group	19,856	1,361,725
Prudential Financial	9,787	1,000,819
S&P Global	2,198	1,001,695
Synchrony Financial	18,084	809,982
Truist Financial	43,400	2,574,054
US Bancorp	45,300	2,506,902
		26,642,913
Healthcare – 8.53%
AbbVie	15,412	1,776,695
Alexandria Real Estate Equities	1,955	391,137
AmerisourceBergen	11,159	1,291,654
Amgen	5,598	1,113,330
Baxter International	31,200	2,326,584

33

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Bristol-Myers Squibb	23,837	$1,278,378
Cigna	11,000	2,110,900
CVS Health	30,400	2,707,424
Eli Lilly & Co.	2,715	673,429
Fresenius Medical Care AG & Co.	22,580	1,346,274
Healthcare Trust of America Class A	7,159	243,120
Humana	511	214,472
Johnson & Johnson	30,272	4,720,313
Merck & Co.	54,409	4,075,778
Molina Healthcare †	2,541	724,642
Novo Nordisk Class B	15,590	1,668,911
Pfizer	44,443	2,387,922
Roche Holding	3,890	1,518,696
Smith & Nephew	88,080	1,415,567
UnitedHealth Group	1,209	537,062
Viatris	187,093	2,303,115
		34,825,403
Industrials – 3.08%
Dover	15,017	2,460,536
Honeywell International	11,233	2,271,762
Knorr-Bremse	4,730	470,511
Lockheed Martin	3,179	1,059,624
Northrop Grumman	7,100	2,476,480
Raytheon Technologies	30,179	2,442,085
Securitas Class B	96,010	1,387,181
		12,568,179
Information Technology – 14.09%
Adobe †	3,236	2,167,635
Amadeus IT Group †	23,250	1,488,595
Analog Devices	1,160	209,090
Apple	55,731	9,212,334
Broadcom	8,850	4,900,068
Cisco Systems	74,012	4,058,818
Cognizant Technology Solutions Class A	34,932	2,723,997
Dropbox Class A †	31,041	763,919
Enphase Energy †	2,082	520,500
Fidelity National Information Services	20,963	2,190,634
HP	44,569	1,572,394
International Business Machines	6,275	734,803
Kyndryl Holdings †	1,255	19,829

34

	Number of
	shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Lam Research	2,403	$1,633,680
Microsoft	24,994	8,262,766
Monolithic Power Systems	2,860	1,582,896
Motorola Solutions	11,000	2,784,980
NetApp	17,680	1,571,398
NVIDIA	2,745	896,956
Oracle	26,900	2,440,906
Paychex	11,182	1,332,894
Paycom Software †	1,253	548,162
QUALCOMM	10,036	1,812,100
SAP	9,560	1,225,126
TE Connectivity	2,036	313,402
Western Union	47,174	746,293
Xilinx	7,868	1,797,445
		57,511,620
Materials – 1.16%
Air Liquide	9,470	1,563,900
Dow	11,787	647,460
DuPont de Nemours	34,200	2,529,432
		4,740,792
REIT Diversified – 0.42%
Cousins Properties	5,112	193,029
DigitalBridge Group †	1,333	10,611
Gaming and Leisure Properties	3,321	149,844
Lexington Realty Trust	12,939	194,732
New Residential Investment	38,580	410,105
VICI Properties	27,872	758,118
		1,716,439
REIT Healthcare – 0.45%
CareTrust REIT	7,355	148,645
Healthpeak Properties	3,381	111,100
Medical Properties Trust	27,557	586,688
National Health Investors	313	16,351
Omega Healthcare Investors	20,129	562,404
Ventas	998	46,826
Welltower	4,687	373,179
		1,845,193

35

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
REIT Hotel – 0.07%
Apple Hospitality REIT	11,433	$171,724
Chatham Lodging Trust †	6,220	74,080
Host Hotels & Resorts †	1,589	24,947
		270,751
REIT Industrial – 0.47%
Americold Realty Trust	496	16,190
Duke Realty	6,010	350,563
Plymouth Industrial REIT	1,407	41,858
Prologis	9,199	1,386,749
Terreno Realty	1,637	124,658
		1,920,018
REIT Information Technology – 0.34%
Digital Realty Trust	2,919	489,633
Equinix	1,116	906,415
		1,396,048
REIT Mall – 0.09%
Simon Property Group	2,425	370,637
		370,637
REIT Manufactured Housing – 0.11%
Equity LifeStyle Properties	1,677	136,340
Sun Communities	1,727	325,678
		462,018
REIT Mortgage – 0.35%
AGNC Investment	72,261	1,104,871
Annaly Capital Management	38,075	308,407
		1,413,278
REIT Multifamily – 1.01%
American Homes 4 Rent Class A	3,230	129,491
Apartment Income REIT	779	39,542
AvalonBay Communities	1,239	295,960
Camden Property Trust	1,113	183,879
Equity Residential	33,823	2,885,440
Essex Property Trust	1,141	387,301
Mid-America Apartment Communities	745	153,656
UDR	741	42,037
		4,117,306

36

	Number of
	shares	Value (US $)
Common Stock (continued)
REIT Office – 0.12%
Boston Properties	474	$51,116
Columbia Property Trust	1,041	19,987
Douglas Emmett	735	24,086
Highwoods Properties	4,490	193,968
Kilroy Realty	1,773	114,412
Piedmont Office Realty Trust Class A	4,110	71,432
SL Green Realty	320	22,217
		497,218
REIT Self-Storage – 0.35%
CubeSmart	2,044	110,212
Extra Space Storage	1,940	388,000
Life Storage	1,654	218,560
National Storage Affiliates Trust	2,053	126,013
Public Storage	1,812	593,213
		1,435,998
REIT Shopping Center – 0.28%
Brixmor Property Group	9,471	215,370
Federal Realty Investment Trust	215	26,374
Kimco Realty	5,736	128,601
Kite Realty Group Trust	5,052	101,646
Regency Centers	2,696	186,941
Retail Opportunity Investments	8,919	156,618
SITE Centers	11,123	167,512
Urban Edge Properties	8,282	142,699
		1,125,761
REIT Single Tenant – 0.24%
Agree Realty	2,350	158,766
Four Corners Property Trust	4,393	118,699
National Retail Properties	1,961	86,480
Orion Office REIT †	351	6,230
Realty Income	3,969	269,575
Spirit Realty Capital	3,546	158,010
STORE Capital	5,397	177,777
		975,537
REIT Specialty – 0.37%
EPR Properties	125	5,765
Essential Properties Realty Trust	4,005	108,255
Invitation Homes	9,021	364,809
Iron Mountain	18,571	843,866

37

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
REIT Specialty (continued)
Lamar Advertising Class A	420	$45,889
Outfront Media	1,358	33,937
WP Carey	1,478	112,846
		1,515,367
Utilities – 1.17%
Edison International	44,100	2,878,848
NRG Energy	31,703	1,141,942
Vistra	38,001	755,460
		4,776,250
Total Common Stock (cost $208,493,458)		241,596,444

Convertible Preferred Stock – 1.60%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise
price $47.09, maturity date 5/16/23 #	484	746,473
Algonquin Power & Utilities 7.75% exercise price $18.00,
maturity date 6/15/24	6,823	303,624
AMG Capital Trust II 5.15% exercise price $195.47, maturity
date 10/15/37	7,957	471,373
Bank of America 7.25% exercise price $50.00 **	292	414,056
El Paso Energy Capital Trust I 4.75% exercise price $34.49,
maturity date 3/31/28	27,847	1,404,043
Elanco Animal Health 5.00% exercise price $38.40, maturity
date 2/1/23	9,636	433,235
Essential Utilities 6.00% exercise price $42.19, maturity
date 4/30/22	14,350	828,569
Lyondellbasell Advanced Polymers 6.00% exercise price
$52.33 **	761	765,946
RBC Bearings 5.00% exercise price $226.60, maturity date
10/15/24	3,111	324,166
UGI 7.25% exercise price $52.57, maturity date 6/1/24	8,729	843,658
Total Convertible Preferred Stock (cost $6,096,981)		6,535,143

Preferred Stock – 0.00%
Washington Prime Group 6.875% 01/03/22 =, ψ	4,347	0
Total Preferred Stock (cost $93,025)		0

Exchange-Traded Funds – 4.51%
iShares Core MSCI Emerging Markets ETF	120,340	7,234,841
iShares Global Infrastructure ETF	200,730	9,103,105

38

	Number of
	shares	Value (US $)
Exchange-Traded Funds (continued)
iShares Russell 1000 Growth ETF	1,620	$485,806
iShares Trust iShares ESG Aware MSCI EAFE ETF	6,450	496,843
Vanguard FTSE Developed Markets ETF	580	28,826
Vanguard Mega Cap Growth ETF	4,132	1,059,982
Total Exchange-Traded Funds (cost $19,438,339)		18,409,403

Limited Partnerships – 2.95%
Merion Champion’s Walk=, †, π	2,790,000	3,259,836
Merion Countryside=, †, π	2,342,812	3,812,459
Merion The Ledges=, †, π	4,093,765	4,982,930
Total Limited Partnerships (cost $4,856,741)		12,055,225

	Principal
	amount°
Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust Auction
Series 2007-B 144A 0.249% 1/15/87 #, =, ◆	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300

	Number of
	shares
Short-Term Investments – 4.96%
Money Market Mutual Funds – 4.96%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.03%)	5,061,162	5,061,162
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 0.01%)	5,061,162	5,061,162
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.03%)	5,061,162	5,061,162
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	5,061,162	5,061,162
Total Short-Term Investments (cost $20,244,648)		20,244,648
Total Value of Securities–99.80%
(cost $365,897,062)		$407,303,704

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $38,811,775, which represents 9.51% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

39

Schedule of investments
Delaware Wealth Builder Fund

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at November 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	Perpetual security with no stated maturity date.
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At November 30, 2021, the aggregate value of restricted securities was $12,055,225, which represented 2.95% of the Fund’s net assets. See Note 11 in “Notes to financial statements” and the table below for additional details on restricted securities.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/2017	$1,668,660	$2,953,411
Merion Champion’s Walk	2/13/2018	43,282	76,606
Merion Champion’s Walk	7/11/2018	46,053	76,606
Merion Champion’s Walk	10/22/2018	46,988	76,606
Merion Champion’s Walk	2/13/2019	47,902	76,607
Merion Countryside	8/13/2020	—	3,812,459
Merion The Ledges	9/26/2018	2,775,173	4,652,138
Merion The Ledges	9/12/2019	116,634	180,432
Merion The Ledges	2/1/2021	112,049	150,360
Total		$4,856,741	$12,055,225

40

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at November 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	DKK	(213,938)	USD	32,377	12/1/21	$—	$(246)
BNYM	EUR	109,103	USD	(122,998)	12/1/21	737	—
BNYM	GBP	34,990	USD	(46,574)	12/1/21	—	(40)
BNYM	JPY	(6,285,913)	USD	55,233	12/1/21	—	(377)
CITI	COP	(829,388,000)	USD	206,151	1/28/22	—	(147)
JPMCB	BRL	(1,525,973)	USD	267,691	1/28/22	—	(229)
JPMCB	EUR	(903,926)	USD	1,020,261	1/28/22	—	(7,021)
JPMCB	KZT	305,813,456	USD	(689,001)	1/28/22	—	(4,684)
JPMCB	MXN	20,507	USD	(933)	1/28/22	12	—
Total Foreign Currency Exchange Contracts						$749	$(12,744)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
7	5 yr Notes	$849,789	$843,298	3/31/22	$6,491	$—	$930
	US Treasury
(10)	10 yr Notes	(1,308,125)	(1,291,853)	3/22/22	—	(16,272)	(5,313)
	US Treasury
	10 yr Ultra
(3)	Notes	(440,672)	(433,000)	3/22/22	—	(7,672)	(3,609)
Total Futures Contracts			$(881,555)		$6,491	$(23,944)	$(7,992)

41

Schedule of investments
Delaware Wealth Builder Fund

Swap Contracts

CDS Contracts[2]

Counterparty/
Reference						Variation
Obligation/				Upfront		Margin
Termination Date/		Annual		Payments		Due from
Payment	Notional	Protection		Paid	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Appreciation[4]	Brokers
Over-The-Counter:
Protection Purchased/
Moody’s Ratings:
JPMCB-Federative
Republic of
Brazil 4.25%
6/6/25 B2
6/22/26-
Quarterly	359,000	1.000%	$21,884	$18,928	$2,956	$—
JPMCB-Republic
of Turkey
11.875%
1/15/30 B2
6/22/26-
Quarterly	200,000	1.000%	31,696	30,406	1,290	—
Total CDS Contracts			$53,580	$49,334	$4,246	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1	See Note 8 in “Notes to financial statements.”
2

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

42

4	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,118)

Summary of abbreviations:
AG – Aktiengesellschaft
BB – Barclays Bank
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
yr – Year

Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombia Peso
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling

43

Schedule of investments
Delaware Wealth Builder Fund

Summary of currencies: (continued)
IDR – Indonesia Rupiah
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso

See accompanying notes, which are an integral part of the financial statements.

44

Statement of assets and liabilities
Delaware Wealth Builder Fund	November 30, 2021

Assets:
Investments, at value*	$407,303,704
Cash	476,044
Cash collateral due from brokers	19,955
Foreign currencies, at valueΔ	81,938
Dividends and interest receivable	1,370,822
Receivable for securities sold	1,350,344
Receivable for fund shares sold	399,668
Foreign tax reclaims receivable	264,963
Upfront payments paid on over the counter credit default swap contracts	49,334
Unrealized appreciation on over the counter credit default swap contracts	4,246
Unrealized appreciation on foreign currency exchange contracts	749
Total Assets	411,321,767
Liabilities:
Payable for securities purchased	2,116,824
Payable for fund shares redeemed	488,782
Investment management fees payable to affiliates	240,317
Other accrued expenses	116,612
Distribution fees payable to affiliates	81,704
Cash collateral due to brokers	70,000
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	49,374
Unrealized depreciation on foreign currency exchange contracts	12,744
Variation margin due to broker on futures contracts	7,992
Accounting and administration expenses payable to affiliates	2,928
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,563
Trustees’ fees and expenses payable to affiliates	1,248
Swap payments payable	1,118
Legal fees payable to affiliates	896
Other liabilities	439
Reports and statements to shareholders expenses payable to affiliates	422
Total Liabilities	3,192,963
Total Net Assets	$408,128,804

Net Assets Consist of:
Paid-in capital	$346,478,330
Total distributable earnings (loss)	61,650,474
Total Net Assets	$408,128,804

45

Statement of assets and liabilities
Delaware Wealth Builder Fund

Net Asset Value

Class A:
Net assets	$259,142,652
Shares of beneficial interest outstanding, unlimited authorization, no par	16,497,233
Net asset value per share	$15.71
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.67

Class C:
Net assets	$31,156,870
Shares of beneficial interest outstanding, unlimited authorization, no par	1,978,705
Net asset value per share	$15.75

Class R:
Net assets	$1,203,490
Shares of beneficial interest outstanding, unlimited authorization, no par	76,592
Net asset value per share	$15.71

Institutional Class:
Net assets	$116,625,792
Shares of beneficial interest outstanding, unlimited authorization, no par	7,427,109
Net asset value per share	$15.70
____________________
* Investments, at cost	$365,897,062
Δ Foreign currencies, at cost	81,147

46

Statement of operations
Delaware Wealth Builder Fund	Year ended November 30, 2021

Investment Income:
Dividends	$6,431,174
Interest	3,825,950
Foreign tax withheld	(114,287)
10,142,837

Expenses:
Management fees	2,688,852
Distribution expenses — Class A	636,255
Distribution expenses — Class C	395,471
Distribution expenses — Class R	6,016
Dividend disbursing and transfer agent fees and expenses	379,379
Accounting and administration expenses	108,646
Reports and statements to shareholders expenses	73,106
Registration fees	70,671
Audit and tax fees	57,029
Custodian fees	43,689
Legal fees	41,745
Trustees’ fees and expenses	14,177
Other	64,894
4,579,930
Less expenses waived	(108,879)
Less expenses paid indirectly	(240)
Total operating expenses	4,470,811
Net Investment Income	5,672,026

47

Statement of operations
Delaware Wealth Builder Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$45,854,226
Foreign currencies	(12,467)
Foreign currency exchange contracts	89,923
Futures contracts	29,210
Swap contracts	2,217
Net realized gain	45,963,109

Net change in unrealized appreciation (depreciation) of:
Investments[1]	11,724,616
Foreign currencies	(18,488)
Foreign currency exchange contracts	2,671
Futures contracts	(15,686)
Swap contracts	21,458
Net change in unrealized appreciation (depreciation)	11,714,571
Net Realized and Unrealized Gain	57,677,680
Net Increase in Net Assets Resulting from Operations	$63,349,706

[1]	Includes $(439) capital gains tax accrued.

48

Statements of changes in net assets
Delaware Wealth Builder Fund

	Year ended
	11/30/21	11/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,672,026	$7,910,492
Net realized gain (loss)	45,963,109	(20,984,506)
Net change in unrealized appreciation (depreciation)	11,714,571	8,707,335
Net increase (decrease) in net assets resulting from
operations	63,349,706	(4,366,679)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,472,643)	(8,240,009)
Class C	(413,930)	(2,241,972)
Class R	(17,848)	(38,520)
Institutional Class	(2,376,293)	(5,073,888)
	(7,280,714)	(15,594,389)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,284,365	26,340,207
Class C	2,871,756	2,983,512
Class R	609,847	237,780
Institutional Class	9,949,959	18,294,356
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	4,196,391	7,785,843
Class C	409,216	2,119,949
Class R	17,590	38,519
Institutional Class	2,154,866	4,609,859
	49,493,990	62,410,025

49

Statements of changes in net assets
Delaware Wealth Builder Fund

	Year ended
	11/30/21	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,302,279)	$(55,627,830)
Class C	(30,379,895)	(43,414,656)
Class R	(651,199)	(430,547)
Institutional Class	(28,184,418)	(54,660,568)
	(97,517,791)	(154,133,601)
Decrease in net assets derived from capital share
transactions	(48,023,801)	(91,723,576)
Net Increase (Decrease) in Net Assets	8,045,191	(111,684,644)

Net Assets:
Beginning of year	400,083,613	511,768,257
End of year	$408,128,804	$400,083,613

See accompanying notes, which are an integral part of the financial statements.

50

Financial highlights
Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5,6]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets[7]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 1.09%, and 1.09%, respectively.
[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 2.40%, and 2.51%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$13.71	$14.01	$14.15	$14.62	$13.64

0.21	0.25	0.53	0.35	0.36
2.06	(0.09)	0.50	(0.43)	0.98
2.27	0.16	1.03	(0.08)	1.34

(0.27)	(0.27)	(0.35)	(0.34)	(0.36)
—	(0.19)	(0.82)	(0.05)	—
(0.27)	(0.46)	(1.17)	(0.39)	(0.36)

$15.71	$13.71	$14.01	$14.15	$14.62

16.63% [3]	1.30% [3]	8.30% [4]	(0.56% )	9.90%

$259,143	$230,168	$259,283	$273,384	$256,157
1.08%	1.09%	1.09%	1.09%	1.09%
1.11%	1.12%	1.09%	1.09%	1.09%
1.37%	1.91%	3.91%	2.41%	2.51%
1.34%	1.88%	3.91%	2.41%	2.51%
89%	68%	91%	57%	81%

Financial highlights
Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5,6]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets[7]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 1.84%, and 1.84%, respectively.
[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 1.65%, and 1.76%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$13.73	$14.04	$14.18	$14.65	$13.66

0.09	0.15	0.43	0.24	0.25
2.08	(0.10)	0.49	(0.43)	0.99
2.17	0.05	0.92	(0.19)	1.24

(0.15)	(0.17)	(0.24)	(0.23)	(0.25)
—	(0.19)	(0.82)	(0.05)	—
(0.15)	(0.36)	(1.06)	(0.28)	(0.25)

$15.75	$13.73	$14.04	$14.18	$14.65

15.84% [3]	0.47% [3]	7.46% [4]	(1.34% )	9.13%

$31,157	$52,258	$95,672	$137,403	$225,604
1.83%	1.84%	1.84%	1.84%	1.84%
1.86%	1.87%	1.84%	1.84%	1.84%
0.62%	1.16%	3.17%	1.66%	1.76%
0.59%	1.13%	3.17%	1.66%	1.76%
89%	68%	91%	57%	81%

Financial highlights
Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5,6]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets[7]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 1.34%, and 1.34%, respectively.
[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 2.15%, and 2.26%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$13.71	$14.02	$14.16	$14.62	$13.63

0.17	0.21	0.49	0.31	0.32
2.06	(0.09)	0.50	(0.42)	0.99
2.23	0.12	0.99	(0.11)	1.31

(0.23)	(0.24)	(0.31)	(0.30)	(0.32)
—	(0.19)	(0.82)	(0.05)	—
(0.23)	(0.43)	(1.13)	(0.35)	(0.32)

$15.71	$13.71	$14.02	$14.16	$14.62

16.32% [3]	0.99% [3]	8.02% [4]	(0.78% )	9.70%

$1,203	$1,069	$1,288	$1,968	$2,320
1.33%	1.34%	1.34%	1.34%	1.34%
1.36%	1.37%	1.34%	1.34%	1.34%
1.12%	1.66%	3.66%	2.16%	2.26%
1.09%	1.63%	3.66%	2.16%	2.26%
89%	68%	91%	57%	81%

Financial highlights
Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5,6]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets[7]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 0.84%, and 0.84%, respectively.
[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, and 2017 were 2.65%, and 2.76%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$13.70	$14.01	$14.15	$14.63	$13.64

0.25	0.28	0.56	0.38	0.39
2.05	(0.10)	0.50	(0.43)	0.99
2.30	0.18	1.06	(0.05)	1.38

(0.30)	(0.30)	(0.38)	(0.38)	(0.39)
—	(0.19)	(0.82)	(0.05)	—
(0.30)	(0.49)	(1.20)	(0.43)	(0.39)

$15.70	$13.70	$14.01	$14.15	$14.63

16.93% [3]	1.50% [3]	8.59% [4]	(0.37% )	10.24%

$116,626	$116,589	$155,525	$185,720	$201,285
0.83%	0.84%	0.84%	0.84%	0.84%
0.86%	0.87%	0.84%	0.84%	0.84%
1.62%	2.16%	4.16%	2.66%	2.76%
1.59%	2.13%	4.16%	2.66%	2.76%
89%	68%	91%	57%	81%

Notes to financial statements
Delaware Wealth Builder Fund	November 30, 2021

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2021 and for all open tax years (years ended November 30, 2018–November 30, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended November 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its

Notes to financial statements
Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended November 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2021, the Fund earned $240 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets from March 27, 2020 through November 30, 2021.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. DMC may permit

Notes to financial statements
Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

its affiliate, Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors and Macquarie Funds Management Hong Kong Limited serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2021, the Fund was charged $19,683 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended November 30, 2021, the Fund was charged $33,638 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended November 30, 2021, the Fund was charged $23,070 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended November 30, 2021, DDLP earned $13,562 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2021, DDLP received gross CDSC commissions of $67 and $1,372 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from March 27, 2021 through March 31, 2022.

3. Investments

For the year ended November 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$249,159,364
Purchases of US government securities	102,811,292
Sales other than US government securities	323,621,990
Sales of US government securities	90,201,513

The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes were as follows:

Cost of investments and derivatives	$367,754,154
Aggregate unrealized appreciation of investments and derivatives	$53,591,468
Aggregate unrealized depreciation of investments and derivatives	(14,067,120)
Net unrealized appreciation of investments and derivatives	$39,524,348

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the

Notes to financial statements
Delaware Wealth Builder Fund

3. Investments (continued)

asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2021:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$10,067,652	$—		$10,067,652
Collateralized Debt Obligations	—	800,363	—		800,363
Common Stock
Communication Services	13,576,871	1,671,281	—	[1]	15,248,152
Consumer Discretionary	30,373,026	5,375,663	—		35,748,689
Consumer Staples	9,055,509	11,228,309	—		20,283,818
Energy	10,189,059	—	—		10,189,059

	Level 1	Level 2	Level 3		Total
Financials	$26,642,913	$—	$	—[1]	$26,642,913
Healthcare	28,875,955	5,949,448		—	34,825,403
Industrials	10,710,487	1,857,692		—	12,568,179
Information Technology	54,797,899	2,713,721		—	57,511,620
Materials	3,176,892	1,563,900		—	4,740,792
REIT Diversified	1,716,439	—		—	1,716,439
REIT Healthcare	1,845,193	—		—	1,845,193
REIT Hotel	270,751	—		—	270,751
REIT Industrial	1,920,018	—		—	1,920,018
REIT Information Technology	1,396,048	—		—	1,396,048
REIT Mall	370,637	—		—	370,637
REIT Manufactured Housing	462,018	—		—	462,018
REIT Mortgage	1,413,278	—		—	1,413,278
REIT Multifamily	4,117,306	—		—	4,117,306
REIT Office	497,218	—		—	497,218
REIT Self-Storage	1,435,998	—		—	1,435,998
REIT Shopping Center	1,125,761	—		—	1,125,761
REIT Single Tenant	975,537	—		—	975,537
REIT Specialty	1,515,367	—		—	1,515,367
Utilities	4,776,250	—		—	4,776,250
Convertible Bonds	—	25,676,240		—	25,676,240
Convertible Preferred Stock	6,535,143	—		—	6,535,143
Corporate Bonds	—	47,684,105		—	47,684,105
Exchange-Traded Funds	18,409,403	—		—	18,409,403
Leveraged Non-Recourse Security	—	—		1,300	1,300
Limited Partnerships	—	—		12,055,225	12,055,225
Non-Agency Asset-Backed Securities	—	641,467		—	641,467
Non-Agency Collateralized Mortgage
Obligations	—	147,269		—	147,269
Non-Agency Commercial
Mortgage-Backed Securities	—	4,087,048		—	4,087,048
Preferred Stock	—	—		—[1]	—
Sovereign Bonds	—	7,573,148		—	7,573,148
Supranational Bank	—	1,142,053		—	1,142,053
US Treasury Obligations	—	10,642,196		—	10,642,196
Short-Term Investments	20,244,648	—		—	20,244,648
Total Value of Securities	$256,425,624	$138,821,555		$12,056,525	$407,303,704

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$749		$—	$749

Notes to financial statements
Delaware Wealth Builder Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Futures Contracts	$6,491	$—	$—	$6,491
Swap Contracts	—	4,246	—	4,246
Liabilities:
Foreign Currency Exchange Contracts	$—	$(12,744)	$—	$(12,744)
Futures Contracts	(23,944)	—	—	(23,944)

[1]	The security that has been valued at zero on the Schedule of investments is considered to be Level 3 investments in this table.
[2]	Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the year ended November 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

		Leveraged
	Limited	Non-Recourse
	Partnerships	Security	Total
Beginning balance November 30, 2020	$8,490,822	$1,300	$8,492,122
Net change in unrealized appreciation
(depreciation)	3,564,403	—	3,564,403
Ending balance November 30, 2021	$12,055,225	$1,300	$12,056,525
Net change in unrealized appreciation from
investments still held at the end of the
year	$3,564,403	$—	$3,564,403

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund are as follows:

Assets	Value	Valuation Techniques	Unobservable Input	Input Value
Market cap
rate method
(using trailing
12 month
net operating
income adjusted
Limited		for assets
Partnership	$12,055,225	and liabilities)	Liquidity Discount	5%
			Cap Rate	5.55-6.72%

Level 3 securities with a total value of $1,300 have been valued using third party pricing information without adjustment and are excluded from the table above.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2021 and 2020 were as follows:

	Year ended
	11/30/21	11/30/20
Ordinary income	$7,280,714	$12,949,815
Long-term capital gains	—	2,644,574
Total	$7,280,714	$15,594,389

Notes to financial statements
Delaware Wealth Builder Fund

5. Components of Net Assets on a Tax Basis

As of November 30, 2021, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$346,478,330
Undistributed ordinary income	12,581,337
Undistributed long-term capital gains	9,544,789
Unrealized appreciation (depreciation) of investments and foreign currencies	39,524,348
Net assets	$408,128,804

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on forward currency contracts, tax treatment of contingent payment on debt instruments, partnership income, trust preferred securities, market discount and premium on debt instruments, mark-to-market on futures and CDS contracts, tax deferral on straddle losses, and deemed dividend income.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to partnership non-deductible expenses. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2021, the Fund recorded the following reclassifications:

Paid-in capital	$(559)
Total distributable earnings (loss)	559

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2021, the Fund utilized $22,741,912 capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	11/30/21	11/30/20
Shares sold:
Class A	1,972,064	2,060,385
Class C	197,150	224,529
Class R	42,855	18,351
Institutional Class	657,585	1,423,139

Shares issued upon reinvestment of dividends and distributions:
Class A	279,703	589,479
Class C	27,700	158,249
Class R	1,176	2,912
Institutional Class	143,787	349,100
	3,322,020	4,826,144

Shares redeemed:
Class A	(2,548,144)	(4,358,810)
Class C	(2,051,021)	(3,391,081)
Class R	(45,431)	(35,182)
Institutional Class	(1,884,801)	(4,363,203)
	(6,529,397)	(12,148,276)
Net decrease	(3,207,377)	(7,322,132)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended November 30, 2021 and 2020, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Year ended
11/30/21	35,739	64,787	63,964	36,699	$1,516,358
11/30/20	18,524	65,286	58,583	25,347	1,068,685

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an

Notes to financial statements
Delaware Wealth Builder Fund

7. Line of Credit (continued)

upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of November 30, 2021, or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the year ended November 30, 2021, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date, and to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At November 30, 2021, the Fund posted $19,955 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the year ended November 30, 2021, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection

Notes to financial statements
Delaware Wealth Builder Fund

8. Derivatives (continued)

agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended November 30, 2021, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended November 30, 2021, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended November 30, 2021, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At November 30, 2021, the Fund received $70,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of November 30, 2021 were as follows:

	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange
contracts	$749	$—	$—	$749
Variation margin due from broker on futures contracts*	—	6,491	—	6,491
Unrealized appreciation on over the counter credit default
swap contracts	—	—	4,246	4,246
Total	$749	$6,491	$4,246	$11,486

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(12,744)	$—	$(12,744)
Variation margin due to broker on futures contracts*	—	(23,944)	(23,944)
Total	$(12,744)	$(23,944)	$(36,688)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through November 30, 2021. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$89,923	$—	$—	$89,923
Interest rate contracts	—	29,210	—	29,210
Credit contracts	—	—	2,217	2,217
Total	$89,923	$29,210	$2,217	$121,350

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$2,671	$—	$—	$2,671
Interest rate contracts	—	(15,686)	—	(15,686)
Credit contracts	—	—	21,458	21,458
Total	$2,671	$(15,686)	$21,458	$8,443

Notes to financial statements
Delaware Wealth Builder Fund

8. Derivatives (continued)

The table below summarizes the average balance of derivative holdings by the Fund during the year ended November 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$988,718	$1,965,934
Futures contracts (average notional value)	527,402	1,527,414
CDS contracts (average notional value)*	559,000	—

*	Long represents buying protection and short represents selling protection.

9. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At November 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Wealth Builder Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$737	$(663)	$74
Citigroup	—	(147)	(147)
JPMorgan Chase Bank	4,258	(11,934)	(7,676)
Total	$4,995	$(12,744)	$(7,749)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Exposure(a)
Bank of New York
Mellon	$74	$—	$—	$—	$—	$74
Citigroup	(147)	—	—	—	—	(147)
JPMorgan Chase
Bank	(7,676)	—	—	—	—	(7,676)
Total	$(7,749)	$—	$—	$—	$—	$(7,749)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Notes to financial statements
Delaware Wealth Builder Fund

10. Securities Lending (continued)

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended November 30, 2021, the Fund had no securities out on loan.

11. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal

Notes to financial statements
Delaware Wealth Builder Fund

11. Credit and Market Risk (continued)

payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase. The unfunded commitment for the limited partnerships totaled $582,748.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities held by the Fund have been identified on the “Schedule of investments.”

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V and Shareholders of Delaware Wealth Builder Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Wealth Builder Fund (one of the funds constituting Delaware Group® Equity Funds V, referred to hereafter as the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statements of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian, transfer agents, brokers and portfolio company investees; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 21, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Wealth Builder Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended November 30, 2021, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)*	100.00%
Total Distributions (Tax Basis)	100.00%
(B) Qualified Dividends[1]	79.75%
____________________

(A)	is based on a percentage of the Fund’s total distributions.
(B)	is based on the Fund’s ordinary income distributions.
[1]	Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*	For the fiscal year ended November 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 91.94%. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

For the fiscal year ended November 30, 2021, certain dividends paid by the Fund, determined to be Qualified Short-term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the year ended November 30, 2021, the Fund has reported maximum distributions of Qualified short-term capital gain of $11,881,093.

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Wealth Builder Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Wealth Builder Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie

Other Fund information (Unaudited)
Delaware Wealth Builder Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Wealth Builder Fund at a meeting held August 10-12, 2021 (continued)

Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”), Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional flexible portfolio funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the third quartile of its Performance Universe and the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. The Board observed that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also

Other Fund information (Unaudited)
Delaware Wealth Builder Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Wealth Builder Fund at a meeting held August 10-12, 2021 (continued)

compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through March 2022 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, the Fund’s net assets exceeded the final breakpoint level. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	150	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	150	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	150	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	150	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	150	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

H. Jeffrey Dobbs[3]	Trustee	Since December 2021	Global Sector Chairman,	150	Director, Valparaiso University
610 Market Street			Industrial Manufacturing,		(2012–Present)
Philadelphia, PA			KPMG LLP		Director, TechAccel LLC
19106-2354			(2010-2015)		(2015–Present)(Tech R&D)
May 1955					Board Member, Kansas City
Repertory Theatre
(2015–Present)
Board Member, Patients
Voices, Inc. (healthcare)
(2018–Present)
Kansas City Campus for Animal
Care (2018–Present)
Director, National Association of
Manufacturers (2010–2015)
Director, The Children’s Center
(2003–2015)
Director, Metropolitan Affairs
Coalition (2003–2015)
Director, Michigan Roundtable
for Diversity and Inclusion
(2003–2015)
Trustee, Ivy Funds Complex
(2019–2021)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

John A. Fry	Trustee	Since January 2001	Drexel University	150	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College		Community Health Systems
May 1960			(July 2002–June 2010)		(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph Harroz, Jr.[3]	Trustee	Since December 2021	President (2020–Present), Interim	150	Director, OU Medicine, Inc.
610 Market Street			President (2019–2020), Vice		(2020–Present)
Philadelphia, PA			President (2010–2019) and Dean		Director and Shareholder,
19106-2354			(2010–2019), College of Law,		Valliance Bank
January 1967			University of Oklahoma;		(2007–Present)
			Managing Member, Harroz		Director, Foundation Healthcare
			Investments, LLC, (commercial		(formerly Graymark HealthCare)
			enterprises) (1998–2019);		(2008–2017)
			Managing Member, St. Clair,		Trustee, the Mewbourne Family
			LLC (commercial enterprises)		Support Organization
			(2019–Present)		(2006–Present) (non-profit)
Independent Director, LSQ
Manager, Inc. (real estate)
(2007–2016)
Director, Oklahoma Foundation
for Excellence (non-profit)
(2008–Present)
Trustee, Ivy Funds Complex
(1998–2021)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Sandra A.J.	Trustee	Since December 2021	Chief Administrative Officer,	150	Director, Hall Family Foundation
Lawrence[3]			Children’s Mercy Hospitals and		(1993–Present)
610 Market Street			Clinics		Director, Westar Energy (utility)
Philadelphia, PA			(2016–2019);		(2004–2018)
19106-2354			CFO, Children’s Mercy Hospitals		Trustee, Nelson-Atkins Museum
September 1957			and Clinics		of Art (non-profit) (2021–Present)
			(2005–2016)		(2007–2020)
Director, Turn the Page KC
(non-profit) (2012–2016)
Director, Kansas Metropolitan
Business and Healthcare
Coalition (non-profit) (2017–2019)
Director, National Association of
Corporate Directors (non-profit)
National Board (2022–Present);
Regional Board (2017–2021)
Director, American Shared
Hospital Services (medical
device) (2017–2021)
Director, Evergy, Inc., Kansas
City Power & Light Company,
KCP&L Greater Missouri
Operations Company, Westar
Energy, Inc. and Kansas Gas and
Electric Company (related utility
companies) (2018–Present)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Sandra A.J.	Trustee	Since December 2021	Chief Administrative Officer,	150	Director, Stowers (research)
Lawrence[3]			Children’s Mercy Hospitals and		(2018)
(continued)			Clinics		Co-Chair, Women Corporate
610 Market Street			(2016–2019);		Directors (director education)
Philadelphia, PA			CFO, Children’s Mercy Hospitals		(2018–2020)
19106-2354			and Clinics		Trustee, Ivy Funds Complex
September 1957			(2005–2016)		(2019-2021)
Director, Brixmor Property
Group Inc.
(2021–Present)
Director, Sera Prognostics Inc.
(biotechnology)
(2021–Present)
Director, Recology (resource
recovery)
(2021–Present)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	150	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Audit
January 1956			Executive Advisor to Dean		and Compensation
			(August 2011–March 2012) and		Committee Member —
			Interim Dean		Callon Petroleum Company
			(January 2011–July 2011) —		(December 2019–Present)
			University of Miami School of		Director — New Senior
			Business Administration		Investment Group Inc.
			President — U.S. Trust, Bank of		(January 2021–September 2021)
			America Private Wealth		Director; Audit Committee
			Management (Private Banking)		Member — Carrizo Oil & Gas,
			(July 2007-December 2008)		Inc. (March 2018–December
2019)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman — PNC Financial	150	Director — HSBC North America
610 Market Street			Services Group		Holdings Inc.
Philadelphia, PA			(2010–April 2013)		(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	150	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member —
The Merger Fund
(2013–October 2021),
The Merger Fund VL
(2013–October 2021); WCM
Alternatives: Event-Driven Fund
(2013–October 2021), and WCM
Alternatives: Credit Event Fund
(December 2017–October 2021)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	150	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	150	None[4]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	150	None[4]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	150	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.
[4]	David F. Connor serves as Senior Vice President and Secretary, and Daniel V. Geatens serves as Senior Vice President, Treasurer, and Chief Financial Officer, for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI	John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO	Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

John A. Fry
Thomas K. Whitford, Chair

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $91,494 for the fiscal year ended November 30, 2021.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $101,660 for the fiscal year ended November 30, 2020.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2021.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $1,134,001 for the registrant’s fiscal year ended November 30, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2020.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $903,282 for the registrant’s fiscal year ended November 30, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $15,579 for the fiscal year ended November 30, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2021.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $17,310 for the fiscal year ended November 30, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2020.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were [$0] for the fiscal year ended November 30, 2021.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2020.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $9,044,000 and $8,455,000 for the registrant’s fiscal years ended November 30, 2021 and November 30, 2020, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 7, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 7, 2022